UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Michael W. Stockton

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Income Fund of America®
Investment portfolio
April 30, 2017
unaudited
Common stocks 72.74% Industrials 10.67%	Shares	Value (000)
Lockheed Martin Corp.	7,624,400	$2,054,395
General Electric Co.	70,451,053	2,042,376
Boeing Co.	6,175,000	1,141,325
BAE Systems PLC	130,916,776	1,063,163
Ryanair Holdings PLC (ADR)[1]	6,452,401	593,169
Caterpillar Inc.	5,240,000	535,842
Waste Management, Inc.	7,236,128	526,645
Norfolk Southern Corp.	4,100,000	481,709
PACCAR Inc	6,220,500	415,094
Cummins Inc.	2,650,000	399,991
Hubbell Inc.[2]	3,430,000	388,036
Emerson Electric Co.	6,000,000	361,680
Edenred SA2	12,231,900	313,186
Macquarie Infrastructure Corp.	3,170,000	257,943
KONE Oyj, Class B	4,063,000	186,150
Abertis Infraestructuras, SA, Class A, non-registered shares	7,031,576	123,701
Sandvik AB	7,408,000	118,932
Geberit AG	127,000	57,846
Douglas Dynamics, Inc.[2]	1,444,000	46,064
R.R. Donnelley & Sons Co.	3,170,412	39,852
International Consolidated Airlines Group, SA (CDI)	5,350,000	38,804
LSC Communications, Inc.	705,140	18,242
Fastenal Co.	300,000	13,404
CEVA Group PLC[1,2,3,4]	35,229	7,574
Atrium Corp.[1,3,5,6]	1,807	2
		11,225,125
Information technology 8.77%
Microsoft Corp.	51,193,209	3,504,687
Intel Corp.	55,861,100	2,019,379
Taiwan Semiconductor Manufacturing Co., Ltd.	148,123,000	954,888
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,836,470	126,872
Analog Devices, Inc.	10,533,724	802,670
Texas Instruments Inc.	9,030,000	714,995
International Business Machines Corp.	1,800,000	288,522
Maxim Integrated Products, Inc.	6,346,000	280,176
Paychex, Inc.	4,419,800	262,006
Vanguard International Semiconductor Corp.	79,128,000	151,065
Quanta Computer Inc.	33,916,655	70,259
Corporate Risk Holdings I, Inc.[1,2,3,5]	2,205,215	29,704
Corporate Risk Holdings Corp.[1,2,3,5]	11,149	—
Versum Materials, Inc.	661,943	21,195
		9,226,418
The Income Fund of America — Page 1 of 42

unaudited
Common stocks Consumer staples 8.32%	Shares	Value (000)
Procter & Gamble Co.	19,111,700	$1,669,025
Altria Group, Inc.	15,416,000	1,106,560
Coca-Cola Co.	25,191,000	1,086,992
Reynolds American Inc.	16,693,668	1,076,742
Philip Morris International Inc.	9,303,607	1,031,212
British American Tobacco PLC	13,197,000	891,387
Kellogg Co.	6,431,895	456,664
Nestlé SA	5,767,217	444,279
Costco Wholesale Corp.	2,040,748	362,274
Hershey Co.	3,000,000	324,600
Kraft Heinz Co.	2,278,000	205,908
General Mills, Inc.	1,750,000	100,642
		8,756,285
Financials 7.78%
JPMorgan Chase & Co.	21,035,165	1,830,059
Wells Fargo & Co.	28,635,915	1,541,758
CME Group Inc., Class A	10,140,400	1,178,213
BNP Paribas SA	6,672,192	470,822
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	76,813,000	460,048
National Australia Bank Ltd.	17,910,000	455,974
AXA SA	14,875,000	397,144
T. Rowe Price Group, Inc.	4,335,000	307,308
PacWest Bancorp	5,868,000	289,821
Toronto-Dominion Bank (CAD denominated)	5,650,000	265,851
BlackRock, Inc.	600,000	230,742
Umpqua Holdings Corp.	10,543,206	186,298
Apollo Global Management, LLC, Class A	6,899,700	184,705
Nordea Bank AB	9,715,000	119,555
Redwood Trust, Inc.[2]	5,444,717	92,941
Svenska Handelsbanken AB, Class A	5,236,729	74,318
Prudential PLC	2,970,000	66,010
Aozora Bank, Ltd.	8,673,000	31,588
		8,183,155
Energy 6.85%
Enbridge Inc.	32,006,650	1,326,676
Enbridge Inc. (CAD denominated)	5,808,482	240,756
Royal Dutch Shell PLC, Class B (ADR)	11,698,000	633,096
Royal Dutch Shell PLC, Class B	22,202,147	590,221
Royal Dutch Shell PLC, Class A (ADR)	170,125	8,879
Chevron Corp.	10,453,000	1,115,335
BP PLC	179,819,900	1,030,595
Baker Hughes Inc.	10,586,750	628,535
ConocoPhillips	9,150,000	438,376
Schlumberger Ltd.	5,980,500	434,124
Exxon Mobil Corp.	2,462,000	201,022
Helmerich & Payne, Inc.	2,879,000	174,583
Keyera Corp.	5,190,000	143,642
Pembina Pipeline Corp.	3,680,289	117,280
Coal India Ltd.	17,000,000	73,108
Ascent Resources - Utica, LLC, Class A1,3,5	110,214,618	24,688
Peyto Exploration & Development Corp.	1,010,000	18,379
The Income Fund of America — Page 2 of 42

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Warrior Met Coal, Inc.[1,3,6]	392,171	$6,452
Southwestern Energy Co.[1]	673,315	5,057
		7,210,804
Health care 5.84%
Merck & Co., Inc.	38,747,659	2,415,142
GlaxoSmithKline PLC	62,689,000	1,258,519
AstraZeneca PLC	17,042,983	1,023,685
Bristol-Myers Squibb Co.	11,006,000	616,886
Pfizer Inc.	17,361,257	588,894
Sanofi	1,460,000	137,743
Eli Lilly and Co.	1,174,000	96,338
Rotech Healthcare Inc.[1,2,3,5]	543,172	5,182
		6,142,389
Consumer discretionary 5.72%
McDonald’s Corp.	13,798,965	1,930,889
General Motors Co.	16,877,712	584,644
Home Depot, Inc.	3,710,000	579,131
Target Corp.	9,450,000	527,782
ProSiebenSat.1 Media SE2	11,650,000	494,797
Las Vegas Sands Corp.	8,250,000	486,668
Nokian Renkaat Oyj[2]	7,240,161	311,525
Hasbro, Inc.	2,260,000	223,989
Sands China Ltd.	44,223,800	200,698
Marriott International, Inc., Class A	2,120,000	200,170
Charter Communications, Inc., Class A1	433,120	149,496
Ford Motor Co.	11,100,000	127,317
Taylor Wimpey plc	42,915,000	111,167
SES SA, Class A (FDR)	2,870,000	62,760
Pearson PLC	3,573,236	29,573
Adelphia Recovery Trust, Series ACC-1[1,3,5]	9,913,675	7
		6,020,613
Materials 4.68%
E.I. du Pont de Nemours and Co.	12,954,141	1,033,093
Dow Chemical Co.	12,782,717	802,755
WestRock Co.[2]	13,184,832	706,179
LyondellBasell Industries NV	6,880,000	583,149
BASF SE	5,000,000	487,244
Boral Ltd.[2]	72,364,400	333,788
Air Products and Chemicals, Inc.	2,048,886	287,868
Rio Tinto PLC	6,142,000	243,586
CF Industries Holdings, Inc.	8,470,000	226,488
Praxair, Inc.	1,027,300	128,392
Amcor Ltd.	7,785,000	91,580
		4,924,122
Real estate 3.91%
Crown Castle International Corp. REIT	10,994,800	1,040,108
Digital Realty Trust, Inc. REIT	7,885,000	905,513
Iron Mountain Inc. REIT[2]	14,195,180	493,425
Public Storage REIT	2,230,000	466,917
Lamar Advertising Co. REIT, Class A	5,383,322	387,976
Simon Property Group, Inc. REIT	1,580,000	261,111
The Income Fund of America — Page 3 of 42

unaudited
Common stocks Real estate (continued)	Shares	Value (000)
OUTFRONT Media Inc. REIT[2]	9,064,824	$237,136
Link REIT	19,651,812	141,356
Prologis, Inc. REIT	2,270,000	123,511
Fibra Uno Administración, SA de CV REIT	30,266,800	52,864
		4,109,917
Telecommunication services 3.30%
Verizon Communications Inc.	35,285,921	1,619,977
Vodafone Group PLC	159,076,620	410,115
Vodafone Group PLC (ADR)	1,000,000	26,190
Telstra Corp. Ltd.	134,400,000	424,695
AT&T Inc.	10,670,000	422,852
NTT DoCoMo, Inc.	8,090,000	195,074
Deutsche Telekom AG	11,025,000	193,354
TalkTalk Telecom Group PLC[2]	58,421,891	146,191
Mobile TeleSystems PJSC (ADR)	2,270,000	23,426
NII Holdings, Inc.[1,2]	5,194,089	4,481
		3,466,355
Utilities 2.26%
Power Assets Holdings Ltd.	68,415,500	615,694
Dominion Resources, Inc.	7,335,000	567,949
DTE Energy Co.	3,500,000	366,065
Duke Energy Corp.	3,999,999	330,000
National Grid PLC	11,800,000	152,834
EDP - Energias de Portugal, SA	45,396,105	149,833
Enel SPA	14,584,600	69,331
PG&E Corp.	983,607	65,951
SSE PLC	3,475,901	62,623
		2,380,280
Miscellaneous 4.64%
Other common stocks in initial period of acquisition		4,882,521
Total common stocks (cost: $57,145,003,000)		76,527,984
Preferred securities 0.36% Financials 0.28%
Citigroup Inc., Series K, depositary shares	2,145,767	63,193
Citigroup Inc. 7.409% preferred	2,368,637	62,153
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	58,540
HSBC Holdings PLC, Series 2, 8.00%	1,505,000	40,439
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	1,263,198	34,233
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	32,352
		290,910
Real estate 0.08%
Vornado Realty Trust REIT, Series I, 6.625%	3,380,000	87,069
Total preferred securities (cost: $349,024,000)		377,979
The Income Fund of America — Page 4 of 42

unaudited
Rights & warrants 0.00% Utilities 0.00%	Shares	Value (000)
Vistra Energy Corp.[1,3,6,7]	485,782	$668
Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[1,3,6]	8,514	—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $2,948,000)		668
Convertible stocks 0.64% Real estate 0.22%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,375,000	159,156
American Tower Corp. REIT, Series A, convertible preferred	600,000	70,524
		229,680
Industrials 0.12%
Arconic Inc., Class B, Series 1, cummulative convertible preferred 2017	2,500,000	106,150
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[2,3,4]	29,937	9,730
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[2,3,4]	13,633	3,067
		118,947
Telecommunication services 0.08%
Frontier Communications Corp., Series A, convertible preferred	1,925,000	85,355
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	34,658
Energy 0.03%
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	1,750,000	32,340
Miscellaneous 0.16%
Other convertible stocks in initial period of acquisition		169,211
Total convertible stocks (cost: $818,119,000)		670,191
Convertible bonds 0.78% Financials 0.75%	Principal amount (000)
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.55% 2017	$ 6,625	221,442
Barclays PLC, Equity Linked Notes (Weyerhaeuser Co.), 5.12% 2017	7,159	239,079
Goldman Sachs, Equity Linked Notes (Sysco Corp.), 4.60% 2018	3,218	169,693
Goldman Sachs, Equity Linked Notes (Weyerhaeuser Co.), 4.99% 2018	4,187	138,871
Lloyds Banking Group PLC, convertible notes, 7.50% 2049	21,200	22,896
		791,981
Consumer discretionary 0.01%
DISH DBS Corp. 3.375% 2026[6]	10,725	13,179
The Income Fund of America — Page 5 of 42

unaudited
Convertible bonds Energy 0.00%	Principal amount (000)	Value (000)
American Energy (Permian Basin), convertible notes, 10% 2022 (100% PIK)[6,8]	$14,451	$4,624
Miscellaneous 0.02%
Other convertible bonds in initial period of acquisition		18,226
Total convertible bonds (cost: $780,224,000)		828,010
Bonds, notes & other debt instruments 21.22% Corporate bonds & notes 13.91% Energy 2.31%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[9,10,11]	29,601	3,503
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[9,10,11]	28,904	20,449
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 7.535% 2019[6,11]	10,000	8,163
American Energy (Permian Basin) 7.125% 2020[6]	33,860	27,638
American Energy (Permian Basin) 7.375% 2021[6]	11,835	9,660
Anadarko Petroleum Corp. 5.55% 2026	15,225	17,070
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,301
Antero Resources Corp. 5.375% 2024[6]	2,950	3,031
Antero Resources Corp. 5.00% 2025[6]	7,500	7,425
APT Pipelines Ltd. 4.20% 2025[6]	11,000	11,333
Ascent Resources-Marcellus LLC 10.00% 2022[6]	1,900	1,967
Blackstone CQP Holdco LP, 6.50% 2021[4,6]	103,250	104,062
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[6]	9,810	10,092
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,360
Canadian Natural Resources Ltd. 3.80% 2024	1,440	1,459
Canadian Natural Resources Ltd. 6.50% 2037	1,000	1,164
Cenovus Energy Inc. 3.00% 2022	5,970	5,892
Cenovus Energy Inc. 3.80% 2023	19,005	19,191
Cenovus Energy Inc. 4.25% 2027[6]	9,700	9,655
Cenovus Energy Inc. 5.40% 2047[6]	2,145	2,110
Cheniere Energy, Inc. 7.00% 2024[6]	7,260	8,148
Cheniere Energy, Inc. 5.875% 2025[6]	7,600	8,123
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 2019[11]	27,450	27,450
Chesapeake Energy Corp. 6.625% 2020	4,000	4,045
Chesapeake Energy Corp. 6.125% 2021	1,500	1,481
Chesapeake Energy Corp. 4.875% 2022	21,310	19,658
Chesapeake Energy Corp. 8.00% 2022[6]	16,665	17,623
Chesapeake Energy Corp. 8.00% 2025[6]	23,500	23,324
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 2021[9,10,11]	15,150	16,394
Chevron Corp. 1.561% 2019	7,750	7,745
Chevron Corp. 2.498% 2022	3,790	3,823
ConocoPhillips 4.20% 2021	6,520	6,980
CONSOL Energy Inc. 5.875% 2022	62,225	60,980
Convey Park Energy LLC 7.50% 2025[6]	6,650	6,650
DCP Midstream Operating LP 4.95% 2022	13,815	14,203
Denbury Resources Inc. 9.00% 2021[6]	15,243	16,158
Devon Energy Corp. 5.00% 2045	8,575	8,745
Diamond Offshore Drilling, Inc. 4.875% 2043	49,920	36,317
Ecopetrol SA 5.875% 2023	2,820	3,059
Ecopetrol SA 5.875% 2045	1,055	973
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	5,000	5,393
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	31,341
Enbridge Energy Partners, LP 9.875% 2019	10,500	11,898
The Income Fund of America — Page 6 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 4.375% 2020	$16,770	$17,700
Enbridge Energy Partners, LP 5.875% 2025	20,800	23,756
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,250
Enbridge Energy Partners, LP 7.375% 2045	28,885	37,131
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225	5,449
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,466
Enbridge Inc. 4.00% 2023	16,205	16,858
Enbridge Inc. 3.50% 2024	515	515
Enbridge Inc. 4.25% 2026	1,575	1,646
Enbridge Inc. 5.50% 2046	6,815	7,515
Energy Transfer Partners, LP 4.15% 2020	5,000	5,207
Energy Transfer Partners, LP 7.50% 2020	9,250	10,470
Energy Transfer Partners, LP 5.875% 2024	11,800	12,773
Energy Transfer Partners, LP 4.75% 2026	2,500	2,617
Energy Transfer Partners, LP 4.20% 2027	1,660	1,682
Energy Transfer Partners, LP 5.50% 2027	15,255	16,475
Energy Transfer Partners, LP 6.125% 2045	11,010	12,002
Energy Transfer Partners, LP 5.30% 2047	1,985	1,966
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,663
EnLink Midstream Partners, LP 4.40% 2024	4,410	4,531
EnLink Midstream Partners, LP 4.15% 2025	11,760	11,833
EnLink Midstream Partners, LP 5.05% 2045	9,810	9,320
Ensco PLC 5.20% 2025	11,300	9,633
Ensco PLC 5.75% 2044	22,295	16,351
Enterprise Products Operating LLC 5.20% 2020	3,910	4,273
Enterprise Products Operating LLC 2.85% 2021	4,805	4,867
EOG Resources, Inc. 4.15% 2026	3,830	4,046
EP Energy Corp. 6.375% 2023	7,495	5,677
Extraction Oil & Gas Holdings LLC 7.875% 2021[6]	2,900	3,052
Genesis Energy, LP 6.75% 2022	13,675	14,137
Gulfport Energy Corp. 6.375% 2025[6]	3,250	3,250
Halliburton Co. 3.80% 2025	10,395	10,710
Halliburton Co. 5.00% 2045	1,860	1,996
Jupiter Resources Inc. 8.50% 2022[6]	16,950	13,899
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,908
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,851
Kinder Morgan Energy Partners, LP 4.15% 2022	12,145	12,685
Kinder Morgan Energy Partners, LP 4.25% 2024	5,555	5,746
Kinder Morgan Energy Partners, LP 6.95% 2038	460	543
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,570
Kinder Morgan Energy Partners, LP 5.40% 2044	9,660	9,852
Kinder Morgan Energy Partners, LP 5.50% 2044	6,786	6,983
Kinder Morgan Finance Co. 5.05% 2046	4,155	4,149
Kinder Morgan, Inc. 3.05% 2019	8,070	8,233
Kinder Morgan, Inc. 4.30% 2025	15,855	16,542
Kinder Morgan, Inc. 5.55% 2045	6,160	6,547
MPLX LP 4.125% 2027	3,905	3,963
MPLX LP 5.20% 2047	430	442
NGL Energy Partners LP 5.125% 2019	18,715	18,762
NGL Energy Partners LP 6.875% 2021	27,425	27,356
NGL Energy Partners LP 6.125% 2025[6]	24,375	22,912
NGPL PipeCo LLC 7.119% 2017[6]	59,720	61,624
NGPL PipeCo LLC 9.625% 2019[6]	71,250	73,637
Noble Corp. PLC 5.75% 2018	7,520	7,633
The Income Fund of America — Page 7 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 7.75% 2024	$5,000	$4,588
Noble Corp. PLC 7.70% 2025	28,105	25,435
Noble Corp. PLC 8.70% 2045	26,305	23,067
Oasis Petroleum Inc. 6.875% 2022	3,650	3,714
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[6,10]	1,330	808
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[6,10]	4,023	1,599
Parsley Energy, Inc. 6.25% 2024[6]	3,050	3,241
Parsley Energy, Inc. 5.25% 2025[6]	6,225	6,303
Parsley Energy, Inc. 5.375% 2025[6]	6,950	7,054
PDC Energy Inc. 7.75% 2022	23,300	24,581
Peabody Energy Corp. 6.00% 2022[6]	5,225	5,349
Peabody Energy Corp. 6.375% 2025[6]	4,725	4,825
Peabody Energy Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2022[9,10,11]	13,375	13,436
Petrobras Global Finance Co. 6.85% 2115	2,775	2,485
Petrobras Global Finance Co. 5.375% 2021	28,655	29,510
Petróleos Mexicanos 3.50% 2018	14,280	14,540
Petróleos Mexicanos 5.50% 2019	13,925	14,600
Petróleos Mexicanos 6.375% 2021	15,935	17,389
Petróleos Mexicanos 5.375% 2022[6]	2,510	2,642
Petróleos Mexicanos 3.50% 2023	11,000	10,528
Petróleos Mexicanos 4.50% 2026	5,225	5,081
Petróleos Mexicanos 6.875% 2026	8,550	9,576
Petróleos Mexicanos 6.50% 2027[6]	3,830	4,151
Petróleos Mexicanos 5.625% 2046	7,290	6,517
Petróleos Mexicanos 6.75% 2047	5,540	5,664
Phillips 66 Partners LP 3.605% 2025	1,640	1,630
Phillips 66 Partners LP 3.55% 2026	745	725
Phillips 66 Partners LP 4.68% 2045	245	231
Phillips 66 Partners LP 4.90% 2046	6,315	6,201
Pioneer Natural Resources Co. 3.45% 2021	7,015	7,234
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[6,10]	6,143	6,074
Range Resources Corp. 4.875% 2025	20,650	19,927
Ras Laffan Liquefied Natural Gas II 5.298% 2020[6,10]	11,750	12,411
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,454
Ras Laffan Liquefied Natural Gas III 6.75% 2019[6]	1,000	1,114
Ras Laffan Liquefied Natural Gas III 5.838% 2027[6,10]	10,325	11,583
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	14,855	15,375
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	10,725	11,219
Rice Energy Inc. 6.25% 2022	16,125	16,941
Rice Energy Inc. 7.25% 2023	1,350	1,465
Rowan Companies Inc. 7.375% 2025	3,650	3,623
Royal Dutch Shell PLC 1.75% 2021	21,915	21,478
Royal Dutch Shell PLC 2.50% 2026	400	383
Sabine Pass Liquefaction, LLC 5.625% 2021	22,000	23,945
Sabine Pass Liquefaction, LLC 6.25% 2022	7,000	7,861
Sabine Pass Liquefaction, LLC 5.625% 2023	14,500	16,011
Sabine Pass Liquefaction, LLC 5.625% 2025	2,860	3,131
Sabine Pass Liquefaction, LLC 5.00% 2027[6]	7,310	7,730
Sabine Pass Liquefaction, LLC 4.20% 2028[6]	30,350	30,457
Schlumberger BV 3.00% 2020[6]	6,645	6,824
Schlumberger BV 3.625% 2022[6]	1,780	1,863
Schlumberger BV 4.00% 2025[6]	8,575	9,038
Seven Generations Energy Ltd. 6.75% 2023[6]	14,025	14,937
Shell International Finance BV 2.875% 2026	4,635	4,580
The Income Fund of America — Page 8 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Shell International Finance BV 4.00% 2046	$5,000	$4,868
SM Energy Co. 6.125% 2022	1,700	1,734
SM Energy Co. 5.625% 2025	27,600	26,496
SM Energy Co. 6.75% 2026	6,675	6,758
Southwestern Energy Co. 4.10% 2022	36,745	34,540
Southwestern Energy Co. 6.70% 2025	44,150	44,150
Spectra Energy Partners, LP 4.75% 2024	3,250	3,480
Spectra Energy Partners, LP 4.50% 2045	1,280	1,241
Statoil ASA 3.125% 2017	10,000	10,054
Statoil ASA 2.75% 2021	3,085	3,133
Statoil ASA 3.25% 2024	850	870
Statoil ASA 4.25% 2041	3,000	3,068
Sunoco LP 6.25% 2021	35,305	37,379
Targa Resources Partners LP 4.125% 2019	46,305	47,318
Targa Resources Partners LP 6.75% 2024	11,255	12,324
Targa Resources Partners LP 5.125% 2025[6]	4,100	4,249
TC PipeLines, LP 4.375% 2025	5,135	5,291
Teekay Corp. 8.50% 2020	73,141	72,775
Tesoro Corp. 4.75% 2023[6]	2,600	2,737
Tesoro Corp. 5.125% 2026[6]	9,400	10,058
Tesoro Logistics LP 5.50% 2019	16,200	17,253
Tesoro Logistics LP 6.125% 2021	1,080	1,130
Tesoro Logistics LP 6.25% 2022	7,900	8,512
Tesoro Logistics LP 6.375% 2024	1,220	1,339
Tesoro Logistics LP 5.25% 2025	6,725	7,162
TransCanada PipeLines Ltd. 7.625% 2039	10,750	15,343
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	27,495	25,502
Transocean Inc. 8.125% 2021	20,000	20,900
Transocean Inc. 9.00% 2023[6]	5,875	6,294
Ultra Petroleum Corp. 6.875% 2022[6]	20,050	20,301
Valero Energy Partners LP 4.375% 2026	2,400	2,472
Weatherford International PLC 7.75% 2021	4,725	5,056
Weatherford International PLC 4.50% 2022	15,280	14,516
Weatherford International PLC 8.25% 2023	23,725	25,771
Weatherford International PLC 9.875% 2024[6]	9,775	11,437
Weatherford International PLC 6.50% 2036	6,125	5,819
Weatherford International PLC 7.00% 2038	2,625	2,527
Weatherford International PLC 6.75% 2040	77,105	73,250
Western Gas Partners LP 2.60% 2018	1,150	1,154
Western Gas Partners LP 3.95% 2025	3,045	3,064
Western Gas Partners LP 4.65% 2026	2,610	2,740
Williams Companies, Inc. 3.70% 2023	20,055	19,854
Williams Partners LP 5.25% 2020	1,960	2,115
Williams Partners LP 4.00% 2021	2,900	3,018
Williams Partners LP 3.90% 2025	5,500	5,586
Williams Partners LP 4.00% 2025	9,090	9,287
Williams Partners LP 5.10% 2045	8,580	8,783
Woodside Finance Ltd. 4.60% 2021[6]	18,935	20,117
WPX Energy Inc. 6.00% 2022	16,500	16,830
		2,430,473
The Income Fund of America — Page 9 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary 1.97%	Principal amount (000)	Value (000)
21st Century Fox America, Inc. 4.95% 2045	$415	$437
Adient Global Holdings Ltd. 4.875% 2026[6]	1,555	1,567
Amazon.com, Inc. 4.80% 2034	12,000	13,471
American Axle & Manufacturing Holdings, Inc. 6.25% 2025[6]	1,425	1,421
American Axle & Manufacturing Holdings, Inc. 6.50% 2027[6]	7,625	7,587
American Honda Finance Corp. 1.20% 2019	11,000	10,866
American Honda Finance Corp. 2.25% 2019	8,500	8,602
American Honda Finance Corp. 1.65% 2021	8,850	8,624
Bayerische Motoren Werke AG 2.15% 2020[6]	2,000	2,009
Bayerische Motoren Werke AG 2.00% 2021[6]	2,000	1,976
Bayerische Motoren Werke AG 2.25% 2023[6]	1,000	968
Boyd Gaming Corp. 6.875% 2023	16,125	17,415
Burger King Corp. 6.00% 2022[6]	26,025	27,196
Cablevision Systems Corp. 7.75% 2018	20,800	21,814
Cablevision Systems Corp. 8.00% 2020	20,000	22,388
Cablevision Systems Corp. 6.75% 2021	24,749	27,286
Cablevision Systems Corp. 5.50% 2027[6]	7,850	8,135
Carnival Corp. 3.95% 2020	11,290	11,939
CBS Corp. 1.95% 2017	5,000	5,004
CBS Outdoor Americas Inc. 5.25% 2022[2]	27,750	28,929
CBS Outdoor Americas Inc. 5.625% 2024[2]	3,396	3,579
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	11,045	11,428
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	9,715	10,348
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[6]	6,300	6,757
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	32,510	34,920
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[6]	14,350	15,094
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[6]	68,675	73,117
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[6]	7,400	7,567
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035	5,750	6,635
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	5,257
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047[6]	7,845	8,055
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2023[9,10,11]	20,123	19,394
Cengage Learning Acquisitions, Inc. 9.50% 2024[6]	6,400	5,808
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	81,860	83,088
Comcast Corp. 3.00% 2024	10,500	10,610
Comcast Corp. 2.35% 2027	5,220	4,848
Comcast Corp. 3.30% 2027	1,500	1,510
Comcast Corp. 6.45% 2037	25,000	32,246
Comcast Corp. 4.75% 2044	9,855	10,523
Cumulus Media Inc. 7.75% 2019	34,160	9,565
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[9,10,11]	16,004	12,558
DaimlerChrysler North America Holding Corp. 1.375% 2017[6]	8,585	8,584
DaimlerChrysler North America Holding Corp. 1.50% 2019[6]	11,000	10,890
DaimlerChrysler North America Holding Corp. 2.25% 2019[6]	14,000	14,057
DaimlerChrysler North America Holding Corp. 2.25% 2020[6]	8,660	8,677
DaimlerChrysler North America Holding Corp. 2.00% 2021[6]	9,725	9,538
DaimlerChrysler North America Holding Corp. 3.30% 2025[6]	2,000	2,013
DaimlerChrysler North America Holding Corp. 3.45% 2027[6]	2,735	2,776
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	3,026
DISH DBS Corp. 4.625% 2017	23,825	23,974
DISH DBS Corp. 4.25% 2018	16,575	16,907
DISH DBS Corp. 7.875% 2019	1,425	1,587
Dollar Tree Inc. 5.25% 2020	4,025	4,146
Dollar Tree Inc. 5.75% 2023	16,550	17,642
The Income Fund of America — Page 10 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Federated Department Stores, Inc. 6.90% 2029	$7,925	$8,560
Ford Motor Co. 4.346% 2026	2,000	2,053
Ford Motor Co. 5.291% 2046	9,000	9,139
Ford Motor Credit Co. 2.145% 2018	8,170	8,194
Ford Motor Credit Co. 2.375% 2018	10,905	10,954
Ford Motor Credit Co. 2.597% 2019	7,270	7,313
Ford Motor Credit Co. 2.943% 2019	9,000	9,117
Ford Motor Credit Co. 3.157% 2020	10,000	10,184
Ford Motor Credit Co. 3.219% 2022	16,000	16,124
Ford Motor Credit Co. 4.375% 2023	8,850	9,302
Ford Motor Credit Co. 3.664% 2024	7,000	6,956
Ford Motor Credit Co. 4.134% 2025	5,000	5,076
Gannett Co., Inc. 5.125% 2019	7,925	8,133
Gannett Co., Inc. 4.875% 2021[6]	2,025	2,096
Gannett Co., Inc. 5.50% 2024[6]	2,955	3,044
General Motors Co. 6.60% 2036	13,260	15,326
General Motors Co. 5.20% 2045	4,000	3,906
General Motors Co. 6.75% 2046	13,230	15,544
General Motors Financial Co. 6.75% 2018	2,760	2,901
General Motors Financial Co. 2.35% 2019	18,500	18,495
General Motors Financial Co. 3.50% 2019	8,795	9,017
General Motors Financial Co. 3.70% 2020	2,725	2,811
General Motors Financial Co. 3.20% 2021	10,250	10,352
General Motors Financial Co. 4.375% 2021	21,275	22,433
General Motors Financial Co. 3.45% 2022	33,990	34,360
General Motors Financial Co. 3.45% 2022	3,000	3,045
General Motors Financial Co. 4.00% 2026	8,116	8,092
Hilton Worldwide Holdings Inc. 4.25% 2024[6]	5,150	5,202
Home Depot, Inc. 2.125% 2026	5,000	4,698
Home Depot, Inc. 5.95% 2041	12,500	16,245
Hyundai Capital America 2.00% 2019[6]	5,070	5,030
Hyundai Capital America 2.55% 2020[6]	830	832
Hyundai Capital America 2.60% 2020[6]	2,250	2,252
Hyundai Capital America 3.00% 2020[6]	2,000	2,016
Hyundai Capital America 2.45% 2021[6]	14,000	13,792
Hyundai Capital America 3.10% 2022[6]	9,720	9,728
iHeartCommunications, Inc. 9.00% 2019	42,810	35,479
iHeartCommunications, Inc. 10.625% 2023	10,020	7,715
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 7.743% 2019[9,10,11]	16,600	14,255
International Game Technology 6.25% 2022[6]	14,000	15,330
Limited Brands, Inc. 8.50% 2019	16,105	18,038
Limited Brands, Inc. 7.00% 2020	21,271	23,664
Limited Brands, Inc. 6.625% 2021	23,754	26,248
Limited Brands, Inc. 6.875% 2035	36,925	36,593
Lowe’s Companies, Inc. 3.10% 2027	3,000	3,003
Lowe’s Companies, Inc. 4.05% 2047	2,000	1,993
McDonald’s Corp. 2.625% 2022	7,445	7,492
McDonald’s Corp. 3.70% 2026	1,355	1,403
McDonald’s Corp. 3.50% 2027	2,500	2,544
McDonald’s Corp. 4.875% 2045	2,165	2,343
McDonald’s Corp. 4.45% 2047	1,500	1,540
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[9,10,11]	12,838	12,714
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	17,225	17,677
MGM Resorts International 6.75% 2020	7,350	8,195
The Income Fund of America — Page 11 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
MGM Resorts International 7.75% 2022	$17,000	$19,848
MHGE Parent LLC/Finance 8.50% 2019[6,8]	3,975	4,025
Michaels Stores, Inc. 5.875% 2020[6]	14,125	14,513
Myriad International Holdings 6.375% 2017[6]	12,500	12,652
Myriad International Holdings 6.375% 2017	2,500	2,530
Myriad International Holdings 6.00% 2020[6]	45,655	49,479
Myriad International Holdings 6.00% 2020	25,705	27,858
Myriad International Holdings 5.50% 2025	6,140	6,522
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.843% 2018[6,11]	8,625	8,679
NBC Universal Enterprise, Inc. 5.25% 2049[6]	37,105	39,192
Needle Merger Sub Corp. 8.125% 2019[6]	13,363	13,380
Neiman Marcus Group LTD Inc. 8.00% 2021[6]	24,880	14,679
Neiman Marcus Group LTD Inc. 8.75% 2021[6,8]	14,555	7,932
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[9,10,11]	36,239	29,005
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,227
Newell Rubbermaid Inc. 3.15% 2021	22,180	22,799
Newell Rubbermaid Inc. 3.85% 2023	11,335	11,853
Newell Rubbermaid Inc. 4.20% 2026	15,600	16,414
Newell Rubbermaid Inc. 5.50% 2046	42,425	49,438
PETCO Animal Supplies, Inc., Term Loan B1, (3-month USD-LIBOR + 3.25%) 4.172% 2023[9,10,11]	2,921	2,661
Petsmart, Inc. 7.125% 2023[6]	47,575	43,531
Playa Resorts Holding BV 8.00% 2020[6]	18,560	19,627
President & Fellows of Harvard College 3.619% 2037	10,000	10,057
RCI Banque 3.50% 2018[6]	14,650	14,859
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	22,920	23,780
Schaeffler Finance BV 4.25% 2021[6]	7,070	7,232
Schaeffler Verwaltungs 4.125% 2021[6,8]	4,325	4,395
Schaeffler Verwaltungs 4.50% 2023[6,8]	1,250	1,252
Schaeffler Verwaltungs 4.75% 2026[6,8]	275	273
Scientific Games Corp. 7.00% 2022[6]	7,025	7,539
Sotheby’s Holdings, Inc. 5.25% 2022[6]	9,160	9,412
Standard Pacific Corp. 8.375% 2021	3,155	3,719
Starbucks Corp. 4.30% 2045	1,500	1,610
Tenneco Inc. 5.00% 2026	5,050	5,101
Thomson Reuters Corp. 1.65% 2017	4,350	4,353
Thomson Reuters Corp. 4.30% 2023	1,285	1,370
Thomson Reuters Corp. 5.65% 2043	1,425	1,627
TI Automotive Ltd. 8.75% 2023[6]	14,445	15,528
Time Warner Cable Inc. 6.75% 2018	18,630	19,650
Time Warner Cable Inc. 5.00% 2020	35,000	37,387
Time Warner Inc. 4.75% 2021	15,000	16,211
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,003
Toyota Motor Credit Corp. 1.70% 2019	2,000	2,003
Toyota Motor Credit Corp. 2.15% 2020	13,000	13,098
Toyota Motor Credit Corp. 2.60% 2022	7,140	7,214
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,352
Univision Communications Inc. 6.75% 2022[6]	6,530	6,865
Univision Communications Inc. 5.125% 2023[6]	3,350	3,417
Univision Communications Inc. 5.125% 2025[6]	1,305	1,305
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.75% 2024[9,10,11]	16,736	16,640
Warner Music Group 5.625% 2022[6]	9,694	10,142
Warner Music Group 6.75% 2022[6]	5,900	6,240
Warner Music Group 5.00% 2023[6]	2,320	2,366
Warner Music Group 4.875% 2024[6]	4,650	4,731
The Income Fund of America — Page 12 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
WPP Finance 2010 3.75% 2024	$2,000	$2,044
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	6,725	6,952
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[6]	14,363	14,345
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[6]	15,900	16,576
Wynn Macau, Ltd. 5.25% 2021[6]	39,975	41,174
ZF Friedrichshafen AG 4.00% 2020[6]	5,065	5,293
ZF Friedrichshafen AG 4.50% 2022[6]	11,795	12,429
ZF Friedrichshafen AG 4.75% 2025[6]	13,500	14,092
		2,076,386
Financials 1.82%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,509
ACE INA Holdings Inc. 2.875% 2022	9,345	9,473
ACE INA Holdings Inc. 3.15% 2025	5,885	5,960
ACE INA Holdings Inc. 3.35% 2026	1,955	2,003
ACE INA Holdings Inc. 4.35% 2045	1,395	1,495
Allstate Corp. 4.20% 2046	550	567
Ally Financial Inc. 8.00% 2031	6,664	7,963
American Express Co. 6.15% 2017	12,610	12,804
American Express Credit Co. 1.55% 2017	4,525	4,528
Banco Santander, SA 3.70% 2022[6]	10,500	10,546
Bank of America Corp. 5.75% 2017	8,100	8,296
Bank of America Corp. 5.625% 2020	9,000	9,893
Bank of America Corp. 5.00% 2021	3,500	3,813
Bank of America Corp. 2.503% 2022	12,500	12,283
Bank of America Corp. 3.124% 2023	10,500	10,623
Bank of America Corp. 3.248% 2027	3,300	3,180
Bank of America Corp. 3.705% 2028	11,800	11,840
Bank of America Corp. 3.824% 2028	27,329	27,569
Bank of America Corp. 4.244% 2038	1,350	1,357
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	5,525	5,933
Bank of America Corp., Series AA, 6.10% (undated)	11,175	11,985
Bank of America Corp., Series DD, 6.30% (undated)	6,560	7,241
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	26,211	27,489
Bank of Nova Scotia 2.70% 2022	10,500	10,591
Barclays Bank PLC 3.25% 2021	8,600	8,741
Barclays Bank PLC 3.65% 2025	10,000	9,868
BB&T Corp. 2.45% 2020	19,000	19,244
Berkshire Hathaway Inc. 2.90% 2020	6,000	6,208
Berkshire Hathaway Inc. 2.20% 2021	1,790	1,802
BPCE SA group 2.65% 2021	2,800	2,805
BPCE SA group 5.70% 2023[6]	18,630	20,208
BPCE SA group 5.15% 2024[6]	4,000	4,173
CIT Group Inc. 4.25% 2017	9,000	9,072
CIT Group Inc. 5.00% 2018[6]	11,000	11,070
CIT Group Inc. 3.875% 2019	72,805	74,989
CIT Group Inc., Series C, 5.50% 2019[6]	4,560	4,828
Citigroup Inc. 2.05% 2019	10,500	10,482
Citigroup Inc. 8.50% 2019	4,894	5,513
Citigroup Inc. 2.35% 2021	13,000	12,855
Citigroup Inc. 2.70% 2021	10,500	10,575
Citigroup Inc. 2.90% 2021	20,500	20,631
Citigroup Inc. 2.116% 2022[11]	6,500	6,514
Citigroup Inc. 2.75% 2022	23,500	23,461
The Income Fund of America — Page 13 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.20% 2026	$13,970	$13,535
Citigroup Inc. 3.887% 2028	19,000	19,317
Citigroup Inc., Series P, 5.95% (undated)	14,683	15,445
Citigroup Inc., Series A, junior subordinated 5.95% (undated)	13,295	14,010
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	10,675	11,246
Citigroup Inc., Series T, 6.25% (undated)	8,357	9,109
CNA Financial Corp. 3.95% 2024	5,000	5,187
Crédit Agricole SA 3.375% 2022[6]	7,975	8,047
Credit Suisse Group AG 3.45% 2021	8,750	8,941
Credit Suisse Group AG 3.80% 2023	14,925	15,248
Danske Bank AS 2.00% 2021[6]	8,680	8,519
Danske Bank AS 2.70% 2022[6]	13,625	13,715
Goldman Sachs Group, Inc. 2.55% 2019	16,200	16,374
Goldman Sachs Group, Inc. 2.60% 2020	7,900	7,971
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,303
Goldman Sachs Group, Inc. 3.00% 2022	16,270	16,419
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,591
Goldman Sachs Group, Inc. 3.50% 2026	4,544	4,512
Goldman Sachs Group, Inc. 3.85% 2027	9,250	9,417
Goldman Sachs Group, Inc. 5.30% (undated)	9,875	10,276
HBOS PLC 6.75% 2018[6]	17,300	18,096
HSBC Holdings PLC 2.95% 2021	14,000	14,161
HSBC Holdings PLC 3.262% 2023	10,500	10,642
HSBC Holdings PLC 4.25% 2024	9,000	9,248
HSBC Holdings PLC 4.041% 2028	13,825	14,157
HSBK (Europe) BV 7.25% 2017[6]	8,790	8,790
Icahn Enterprises Finance Corp. 6.25% 2022[6]	5,850	6,099
Intercontinentalexchange, Inc. 2.50% 2018	12,000	12,132
Intesa Sanpaolo SpA 5.017% 2024[6]	41,610	39,702
iStar Financial Inc. 4.00% 2017	28,625	28,750
iStar Financial Inc. 4.875% 2018	11,575	11,749
JPMorgan Chase & Co. 2.25% 2020	10,000	10,046
JPMorgan Chase & Co. 2.55% 2020	11,150	11,252
JPMorgan Chase & Co. 2.40% 2021	14,000	13,982
JPMorgan Chase & Co. 3.54% 2028	24,500	24,439
JPMorgan Chase & Co. 3.782% 2028	10,440	10,628
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	36,425	38,066
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	74,825	78,286
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,901	29,249
Keybank National Association 2.50% 2019	9,000	9,111
Leucadia National Corp. 5.50% 2023	13,255	14,296
Liberty Mutual Group Inc. 4.25% 2023[6]	4,400	4,691
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	19,415	22,521
Lloyds Banking Group PLC 3.00% 2022	6,000	6,046
Lloyds Banking Group PLC 4.582% 2025	7,000	7,254
MetLife Global Funding I 2.30% 2019[6]	8,435	8,510
MetLife Global Funding I 2.00% 2020[6]	5,135	5,118
MetLife Global Funding I 2.50% 2020[6]	4,000	4,020
MetLife, Inc. 7.875% 2067[6]	14,430	18,478
MetLife, Inc. 9.25% 2068[6]	500	721
Metropolitan Life Global Funding I, 3.45% 2026[6]	1,830	1,865
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	11,000	10,814
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	6,875	6,962
Morgan Stanley 2.50% 2021	10,500	10,479
The Income Fund of America — Page 14 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.336% 2022[11]	$39,997	$40,389
Morgan Stanley, (3-month USD-LIBOR + 1.22%) 2.373% 2024[11]	12,800	12,853
Morgan Stanley 3.875% 2026	11,000	11,266
Morgan Stanley 3.625% 2027	17,450	17,532
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.421% 2024[6,11]	8,150	8,047
Navient Corp. 4.875% 2019	34,210	35,404
Navient Corp. 6.50% 2022	6,250	6,469
Navient Corp. 5.50% 2023	16,705	16,590
New York Life Global Funding 1.50% 2019[6]	1,830	1,808
New York Life Global Funding 2.10% 2019[6]	11,000	11,078
New York Life Global Funding 1.95% 2020[6]	1,820	1,817
New York Life Global Funding 1.70% 2021[6]	17,500	17,048
PNC Bank 2.40% 2019	7,825	7,910
PNC Financial Services Group, Inc. 2.854% 2022	8,395	8,493
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,136
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	10,250	11,582
Prudential Financial, Inc. 3.50% 2024	9,000	9,363
QBE Insurance Group Ltd. 2.40% 2018[6]	16,910	16,948
Rabobank Nederland 2.25% 2019	8,000	8,058
Rabobank Nederland 2.50% 2021	6,525	6,569
Rabobank Nederland 2.75% 2022	2,825	2,862
Rabobank Nederland 4.625% 2023	8,000	8,549
Rabobank Nederland 4.375% 2025	9,000	9,378
RBS Capital Trust II 6.425% noncumulative trust (undated)	6,005	6,575
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)[6]	12,735	14,454
Skandinaviska Enskilda Banken AB 1.875% 2021	11,000	10,725
Skandinaviska Enskilda Banken AB 2.625% 2021	10,500	10,582
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% 2049[6]	67,890	73,978
Starwood Property Trust, Inc. 5.00% 2021[6]	9,100	9,509
Svenska Handelsbanken AB 1.875% 2021	7,270	7,101
Synovus Financial Corp. 7.875% 2019	23,506	25,674
U.S. Bancorp 3.15% 2027	13,000	13,028
UBS Group AG 2.95% 2020[6]	10,000	10,120
UBS Group AG 4.125% 2025[6]	4,425	4,550
UniCredit SPA 3.75% 2022[6]	16,100	16,124
UniCredit SPA 4.625% 2027[6]	10,425	10,502
US Bancorp. 2.625% 2022	6,310	6,369
US Bancorp. 3.70% 2024	10,000	10,549
US Bancorp. 2.375% 2026	6,000	5,673
Wells Fargo & Co. 2.55% 2020	4,350	4,398
Wells Fargo & Co. 2.10% 2021	10,800	10,667
Wells Fargo & Co. 2.50% 2021	15,000	15,055
Wells Fargo & Co. 4.60% 2021	45,000	48,644
Wells Fargo & Co. 3.069% 2023	10,500	10,629
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	86,566	90,678
		1,917,255
Health care 1.80%
Abbott Laboratories 2.80% 2020	9,100	9,212
Abbott Laboratories 2.90% 2021	26,060	26,350
Abbott Laboratories 3.40% 2023	9,070	9,217
Abbott Laboratories 3.75% 2026	33,385	33,860
Abbott Laboratories 4.75% 2036	9,120	9,474
Abbott Laboratories 4.90% 2046	18,240	19,155
The Income Fund of America — Page 15 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 2.30% 2021	$14,335	$14,255
AbbVie Inc. 2.90% 2022	7,200	7,241
AbbVie Inc. 3.20% 2022	2,675	2,725
AbbVie Inc. 3.60% 2025	10,000	10,102
AbbVie Inc. 3.20% 2026	15,275	14,915
AbbVie Inc. 4.50% 2035	5,705	5,746
AbbVie Inc. 4.30% 2036	1,080	1,060
AbbVie Inc. 4.45% 2046	19,140	18,659
Aetna Inc. 1.70% 2018	18,275	18,285
Allergan PLC 3.00% 2020	14,890	15,185
Allergan PLC 3.45% 2022	20,180	20,770
Allergan PLC 3.80% 2025	35,940	36,638
Allergan PLC 4.55% 2035	11,250	11,385
Allergan PLC 4.75% 2045	19,865	20,269
Amgen Inc. 1.85% 2021	5,745	5,613
Amgen Inc. 2.70% 2022	5,100	5,147
Amgen Inc. 4.40% 2045	5,305	5,260
Baxalta Inc. 4.00% 2025	10,140	10,447
Bayer AG 2.375% 2019[6]	4,810	4,845
Becton, Dickinson and Co. 2.675% 2019	3,136	3,160
Becton, Dickinson and Co. 4.685% 2044	3,800	3,688
Boston Scientific Corp. 2.85% 2020	7,875	7,994
Boston Scientific Corp. 6.00% 2020	5,375	5,890
Boston Scientific Corp. 3.375% 2022	4,300	4,420
Boston Scientific Corp. 3.85% 2025	11,200	11,519
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,000
Celgene Corp. 3.625% 2024	7,000	7,183
Celgene Corp. 5.00% 2045	9,185	9,839
Centene Corp. 5.625% 2021	29,717	31,314
Centene Corp. 4.75% 2022	54,733	57,059
Centene Corp. 6.125% 2024	9,437	10,192
Centene Corp. 4.75% 2025	24,615	25,077
Community Health Systems Inc. 5.125% 2021	8,130	8,089
Community Health Systems Inc. 6.25% 2023	16,500	16,851
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 2021[9,10,11]	19,969	13,579
Concordia Healthcare Corp. 9.50% 2022[6]	35,003	7,001
Concordia Healthcare Corp. 7.00% 2023[6]	28,169	4,648
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,828
DaVita HealthCare Partners Inc. 5.00% 2025	15,590	15,746
DJO Finance LLC 10.75% 2020	14,473	12,013
DJO Finance LLC 8.125% 2021[6]	42,400	37,948
Eagle Holding Co II LLC 7.625% 2022[6,8]	325	332
EMD Finance LLC 2.40% 2020[6]	22,050	22,127
EMD Finance LLC 2.95% 2022[6]	18,600	18,834
EMD Finance LLC 3.25% 2025[6]	29,900	29,792
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[6]	17,650	15,554
Endo Finance LLC & Endo Finco Inc. 6.00% 2025[6]	10,100	8,580
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[6]	22,331	20,768
Gilead Sciences, Inc. 2.50% 2023	4,035	3,945
Gilead Sciences, Inc. 2.95% 2027	6,650	6,386
Gilead Sciences, Inc. 4.15% 2047	4,935	4,668
HCA Inc. 3.75% 2019	16,657	17,073
HCA Inc. 6.50% 2020	21,805	23,987
HCA Inc. 4.75% 2023	580	610
The Income Fund of America — Page 16 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 5.00% 2024	$2,080	$2,213
HCA Inc. 5.375% 2025	50,000	52,187
HCA Inc. 5.25% 2026	14,150	15,123
HCA Inc. 4.50% 2027	4,625	4,680
Healthsouth Corp. 5.75% 2024	5,425	5,554
Healthsouth Corp. 5.75% 2025	13,292	13,508
Humana Inc. 3.85% 2024	4,400	4,564
Humana Inc. 3.95% 2027	1,425	1,472
Humana Inc. 4.95% 2044	12,800	13,708
Humana Inc. 4.80% 2047	350	373
IMS Health Holdings, Inc. 5.00% 2026[6]	24,380	25,111
inVentiv Health, Inc. 7.50% 2024[6]	9,625	9,986
inVentiv Health, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.804% 2023[9,10,11]	26,442	26,634
Kindred Healthcare, Inc. 8.00% 2020	10,350	10,738
Kindred Healthcare, Inc. 8.75% 2023	7,000	7,210
Kinetic Concepts, Inc. 7.875% 2021[6]	2,925	3,126
Kinetic Concepts, Inc. 12.50% 2021[6]	35,160	39,555
Laboratory Corporation of America Holdings 4.70% 2045	885	880
Mallinckrodt PLC 4.875% 2020[6]	19,785	19,834
Mallinckrodt PLC 5.75% 2022[6]	2,060	2,034
Mallinckrodt PLC 5.625% 2023[6]	15,430	14,813
McKesson Corp. 2.284% 2019	4,870	4,901
MEDNAX, Inc. 5.25% 2023[6]	9,580	9,819
Medtronic, Inc. 4.375% 2035	5,903	6,258
Medtronic, Inc. 4.625% 2045	11,610	12,664
Merck & Co., Inc. 1.10% 2018	6,710	6,700
Molina Healthcare, Inc. 5.375% 2022	55,633	58,276
Novartis Capital Corp. 2.40% 2022	10,500	10,525
Pfizer Inc. 7.20% 2039	1,353	1,946
Quintiles Transnational Corp. 4.875% 2023[6]	26,495	27,356
Roche Holdings, Inc. 2.875% 2021[6]	15,000	15,379
Roche Holdings, Inc. 2.375% 2027[6]	11,810	11,203
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[2,3,5,8,9,10,11]	25,157	25,031
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 2018[2,3,5,9,10,11]	11,676	11,618
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 2019[2,3,5,9,10,11]	9,200	9,154
Shire PLC 2.40% 2021	32,865	32,499
Shire PLC 2.875% 2023	13,520	13,274
Shire PLC 3.20% 2026	15,145	14,692
Tenet Healthcare Corp. 6.25% 2018	2,500	2,633
Tenet Healthcare Corp. 4.75% 2020	15,420	15,728
Tenet Healthcare Corp. 6.00% 2020	73,535	77,579
Tenet Healthcare Corp. 4.375% 2021	27,495	27,598
Tenet Healthcare Corp. 4.50% 2021	21,490	21,571
Tenet Healthcare Corp. 7.50% 2022[6]	4,050	4,344
Tenet Healthcare Corp. 8.125% 2022	1,864	1,901
Tenet Healthcare Corp. 6.75% 2023	10,391	9,949
Teva Pharmaceutical Finance Company BV 1.40% 2018	15,425	15,350
Teva Pharmaceutical Finance Company BV 1.70% 2019	15,730	15,581
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,990	18,476
Teva Pharmaceutical Finance Company BV 2.80% 2023	9,460	9,124
Teva Pharmaceutical Finance Company BV 3.15% 2026	23,000	21,457
Teva Pharmaceutical Finance Company BV 4.10% 2046	21,755	18,797
Thermo Fisher Scientific Inc. 2.40% 2019	6,000	6,050
Thermo Fisher Scientific Inc. 4.15% 2024	4,000	4,251
The Income Fund of America — Page 17 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 1.40% 2017	$6,500	$6,501
UnitedHealth Group Inc. 6.00% 2017	12,430	12,501
UnitedHealth Group Inc. 3.35% 2022	7,030	7,338
UnitedHealth Group Inc. 3.75% 2025	5,710	6,012
UnitedHealth Group Inc. 4.625% 2035	1,080	1,188
UnitedHealth Group Inc. 4.75% 2045	1,800	2,011
Valeant Pharmaceuticals International Inc. 7.00% 2020[6]	864	762
VPI Escrow Corp. 6.75% 2018[6]	6,775	6,771
VPI Escrow Corp. 6.375% 2020[6]	87,584	75,651
VPI Escrow Corp. 7.50% 2021[6]	5,665	4,716
VPI Escrow Corp. 6.50% 2022[6]	450	462
VPI Escrow Corp. 7.00% 2024[6]	850	869
VRX Escrow Corp. 5.375% 2020[6]	33,820	29,085
VRX Escrow Corp. 5.875% 2023[6]	16,255	12,090
VRX Escrow Corp. 6.125% 2025[6]	57,235	42,468
WellCare Health Plans, Inc. 5.25% 2025	9,410	9,810
WellPoint, Inc. 2.30% 2018	1,370	1,378
WellPoint, Inc. 2.25% 2019	12,500	12,558
Zimmer Holdings, Inc. 2.00% 2018	4,640	4,652
Zimmer Holdings, Inc. 2.70% 2020	10,770	10,896
Zimmer Holdings, Inc. 3.15% 2022	18,860	19,088
Zimmer Holdings, Inc. 3.55% 2025	3,720	3,712
		1,890,015
Telecommunication services 1.31%
Altice NV 6.50% 2022[6]	5,500	5,782
Altice NV 6.625% 2023[6]	20,555	21,814
Altice NV 7.50% 2026[6]	2,100	2,273
AT&T Inc. 4.250% 2027	6,800	6,953
AT&T Inc. 8.25% 2031	2,015	2,817
AT&T Inc. 5.25% 2037	7,000	7,200
AT&T Inc. 5.45% 2047	3,400	3,515
CenturyLink, Inc. 7.50% 2024	13,594	14,800
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[6]	41,911	43,300
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.25% 2025[9,10,11]	525	528
Deutsche Telekom International Finance BV 1.95% 2021[6]	6,000	5,824
Deutsche Telekom International Finance BV 2.82% 2022[6]	10,500	10,523
Deutsche Telekom International Finance BV 3.60% 2027[6]	5,000	5,051
Deutsche Telekom International Finance BV 9.25% 2032	8,420	13,261
France Télécom 4.125% 2021	15,000	15,943
France Télécom 9.00% 2031	5,000	7,485
Frontier Communications Corp. 8.125% 2018	1,217	1,299
Frontier Communications Corp. 8.875% 2020	7,000	7,416
Frontier Communications Corp. 9.25% 2021	22,395	22,960
Frontier Communications Corp. 8.75% 2022	1,000	970
Frontier Communications Corp. 10.50% 2022	25,650	25,939
Frontier Communications Corp. 7.125% 2023	6,225	5,478
Frontier Communications Corp. 7.625% 2024	20,000	17,250
Frontier Communications Corp. 11.00% 2025	41,986	40,674
Inmarsat PLC 4.875% 2022[6]	26,450	26,715
Inmarsat PLC 6.50% 2024[6]	10,250	10,865
Intelsat Jackson Holding Co. 7.25% 2019	19,750	19,133
Intelsat Jackson Holding Co. 7.25% 2020	24,604	23,157
Intelsat Jackson Holding Co. 5.50% 2023	12,125	10,412
The Income Fund of America — Page 18 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[8,9,10,11]	$92,888	$88,986
MetroPCS Wireless, Inc. 6.625% 2023	41,600	44,564
Neptune Finco Corp. (Altice NV) 6.625% 2025[6]	1,950	2,138
Neptune Finco Corp. (Altice NV) 10.875% 2025[6]	525	632
Numericable Group SA 6.00% 2022[6]	12,850	13,444
Numericable Group SA 6.25% 2024[6]	2,125	2,207
Numericable Group SA 7.375% 2026[6]	4,375	4,621
Orange SA 5.50% 2044	3,000	3,491
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,058
SoftBank Group Corp. 4.50% 2020[6]	54,420	56,700
SoftBank Group Corp. 3.36% 2023[6,10]	21,450	21,691
Sprint Corp. 9.00% 2018[6]	5,000	5,481
Sprint Corp. 6.90% 2019	3,075	3,309
Sprint Corp. 7.00% 2020	23,000	24,984
Sprint Corp. 7.25% 2021	36,155	39,635
Sprint Corp. 11.50% 2021	16,130	20,445
Sprint Corp. 7.875% 2023	18,851	21,207
Sprint Corp. 7.125% 2024	15,650	17,059
Sprint Corp. 6.875% 2028	525	571
Telefónica Emisiones, SAU 3.192% 2018	8,500	8,616
Telefónica Emisiones, SAU 5.134% 2020	7,950	8,591
T-Mobile US, Inc. 6.00% 2024	3,425	3,720
T-Mobile US, Inc. 6.375% 2025	6,650	7,284
T-Mobile US, Inc. 6.50% 2026	70,075	77,871
Trilogy International Partners, LLC 13.375% 2019[6]	63,800	64,432
Trilogy International Partners, LLC 8.875% 2022[6]	31,000	32,162
Verizon Communications Inc. 2.946% 2022[6]	4,340	4,357
Verizon Communications Inc. 4.125% 2027	4,330	4,424
Verizon Communications Inc. 4.272% 2036	47,686	44,708
Verizon Communications Inc. 4.125% 2046	46,341	40,573
Verizon Communications Inc. 4.522% 2048	78,900	72,358
Wind Acquisition SA 4.75% 2020[6]	75,260	76,859
Wind Acquisition SA 7.375% 2021[6]	65,200	67,971
Windstream Holdings, Inc. 7.75% 2021	44,275	44,718
Zayo Group Holdings, Inc. 6.00% 2023	2,000	2,135
Zayo Group Holdings, Inc. 6.375% 2025	4,300	4,666
Zayo Group Holdings, Inc. 5.75% 2027[6]	29,375	31,248
Ziggo Bond Finance BV 5.50% 2027[6]	29,450	30,333
		1,381,586
Materials 1.03%
AK Steel Holding Corp. 7.625% 2020	3,725	3,779
AK Steel Holding Corp. 7.625% 2021	21,450	22,415
AK Steel Holding Corp. 7.50% 2023	1,825	1,996
AK Steel Holding Corp. 7.00% 2027	7,450	7,403
Aleris International, Inc. 7.875% 2020	9,620	9,572
Aleris International, Inc. 9.50% 2021[6]	1,175	1,266
ArcelorMittal 7.00% 2022	22,385	25,491
ArcelorMittal 7.50% 2041	48,130	54,507
Ardagh Packaging Finance 4.25% 2022[6]	900	920
Ball Corp. 4.375% 2020	15,225	16,081
BHP Billiton Finance Ltd. 3.85% 2023	4,100	4,387
BHP Billiton Finance Ltd. 6.75% 2075[6]	5,000	5,675
CF Industries, Inc. 4.50% 2026[6]	7,285	7,423
The Income Fund of America — Page 19 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CF Industries, Inc. 4.95% 2043	$26,745	$22,591
Chemours Co. 6.625% 2023	36,185	38,899
Chemours Co. 7.00% 2025	31,890	35,199
Cliffs Natural Resources Inc. 4.80% 2020	900	869
Cliffs Natural Resources Inc. 8.25% 2020[6]	53,240	58,098
Cliffs Natural Resources Inc. 4.875% 2021	5,745	5,515
Cliffs Natural Resources Inc. 5.75% 2025[6]	39,080	38,005
Cliffs Natural Resources Inc. 6.25% 2040	8,239	6,493
CRH America, Inc. 3.875% 2025[6]	2,000	2,070
CRH America, Inc. 5.125% 2045[6]	1,000	1,107
Dow Chemical Co. 4.125% 2021	3,300	3,509
Dow Chemical Co. 5.25% 2041	4,000	4,477
Dow Chemical Co. 4.625% 2044	1,200	1,241
Eastman Chemical Co. 2.70% 2020	12,000	12,201
First Quantum Minerals Ltd. 7.00% 2021[6]	90,467	94,086
First Quantum Minerals Ltd. 7.25% 2022[6]	13,490	13,962
First Quantum Minerals Ltd. 7.50% 2025[6]	65,050	66,514
FMG Resources 9.75% 2022[6]	60,895	70,372
Freeport-McMoRan Inc. 3.55% 2022	26,275	24,830
Freeport-McMoRan Inc. 3.875% 2023	7,000	6,528
Freeport-McMoRan Inc. 6.875% 2023[6]	9,000	9,518
Georgia Gulf Corp. 4.625% 2021	25,425	26,293
Georgia-Pacific Corp. 2.539% 2019[6]	12,000	12,127
Holcim Ltd. 6.00% 2019[6]	1,607	1,751
Holcim Ltd. 5.15% 2023[6]	12,595	13,941
Huntsman International LLC 4.875% 2020	18,750	19,805
International Paper Co. 7.30% 2039	5,615	7,417
LYB International Finance BV 3.50% 2027	5,000	4,953
LYB International Finance BV 4.875% 2044	1,000	1,039
LyondellBasell Industries NV 6.00% 2021	2,500	2,841
Monsanto Co. 4.40% 2044	13,090	12,847
Novelis Corp. 6.25% 2024[6]	6,900	7,314
Novelis Corp. 5.875% 2026[6]	17,950	18,489
Olin Corp. 5.125% 2027	7,400	7,724
Owens-Illinois, Inc. 5.00% 2022[6]	3,360	3,503
Owens-Illinois, Inc. 5.875% 2023[6]	12,780	13,699
Owens-Illinois, Inc. 6.375% 2025[6]	5,225	5,692
Paperworks Industries Inc. 9.50% 2019[6]	2,458	1,905
Platform Specialty Products Corp. 10.375% 2021[6]	19,991	22,315
Praxair, Inc. 2.25% 2020	6,287	6,346
Praxair, Inc. 3.00% 2021	4,500	4,645
Rayonier Advanced Materials Inc. 5.50% 2024[6]	31,065	28,657
Reynolds Group Inc. 5.75% 2020	32,935	33,964
Reynolds Group Inc. 6.875% 2021[10]	3,241	3,334
Rio Tinto Finance PLC 3.75% 2025	4,150	4,327
Rio Tinto PLC 4.125% 2042	4,340	4,319
Ryerson Inc. 11.00% 2022[6]	61,727	69,829
Smurfit Capital Funding PLC 7.50% 2025	2,425	2,886
Summit Materials, Inc. 8.50% 2022	875	987
Summit Materials, Inc. 6.125% 2023	9,325	9,815
Teck Resources Ltd. 5.20% 2042	1,000	959
Tembec Industries Inc. 9.00% 2019[6]	6,639	6,838
United States Steel Corp. 7.375% 2020	15,218	16,435
United States Steel Corp. 8.375% 2021[6]	3,000	3,311
The Income Fund of America — Page 20 of 42

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale Overseas Ltd. 5.875% 2021	$7,445	$8,059
Vale Overseas Ltd. 4.375% 2022	1,305	1,345
Vale Overseas Ltd. 6.25% 2026	7,995	8,757
Zekelman Industries Inc. 9.875% 2023[6]	5,935	6,721
Zekelman Industries Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.906% 2021[9,10,11]	3,970	4,022
		1,086,210
Industrials 0.98%
ABB Finance (USA) Inc. 1.625% 2017	1,000	1,000
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,019
AerCap Holdings NV 2.75% 2017	150	150
Airbus Group SE 2.70% 2023[6]	885	890
Allison Transmission Holdings, Inc. 5.00% 2024[6]	15,750	16,085
American Airlines, Inc., 5.50% 2019[6]	3,350	3,518
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[10]	7,117	7,604
American Builders & Contractors Supply Co. Inc. 5.625% 2021[6]	129	133
American Builders & Contractors Supply Co. Inc. 5.75% 2023[6]	1,740	1,857
ARAMARK Corp. 5.125% 2024	19,525	20,648
Associated Materials, LLC 9.00% 2024[6]	53,760	56,717
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[6]	14,200	15,052
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[6]	8,250	8,745
Builders FirstSource, Inc. 10.75% 2023[6]	5,200	6,097
Builders FirstSource, Inc. 5.625% 2024[6]	14,755	15,364
CEVA Group PLC 7.00% 2021[2,6]	2,250	2,025
CEVA Group PLC 9.00% 2021[2,6]	1,050	809
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,9,10,11]	2,527	2,225
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 2021[2,9,10,11]	446	392
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 2021[2,9,10,11]	2,584	2,276
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 2021[2,9,10,11]	3,565	3,140
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[10]	319	323
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[10]	117	119
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[10]	61	65
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[10]	6,462	6,809
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[10]	20	20
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[10]	204	215
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[10]	1	1
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[10]	840	907
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[10]	4,612	4,803
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[10]	993	1,059
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[10]	2,749	3,014
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[10]	6	6
Corporate Risk Holdings LLC 9.50% 2019[2,6]	45,000	48,150
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[2,3,5,6,8]	15,170	16,445
CSX Corp. 3.25% 2027	5,665	5,670
DAE Aviation Holdings, Inc. 10.00% 2023[6]	41,645	45,705
Deck Chassis Acquisition Inc. 10.00% 2023[6]	24,975	27,441
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 2024[10]	4,184	4,718
ERAC USA Finance Co. 5.25% 2020[6]	5,000	5,438
Euramax International, Inc. 12.00% 2020[6]	25,250	27,775
Fortive Corp. 2.35% 2021[6]	2,825	2,799
Gates Global LLC 6.00% 2022[6]	16,225	16,387
Gates Global LLC, Term Loan B, 4.408% 2024[9,10,11]	5,767	5,804
General Electric Capital Corp. 2.342% 2020	13,195	13,302
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,823
The Income Fund of America — Page 21 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Co. 2.70% 2022	$7,750	$7,890
General Electric Co. 4.125% 2042	11,000	11,385
General Electric Co. 5.00% (undated)	189,095	199,684
Hardwoods Acquisition Inc 7.50% 2021[6]	18,685	17,097
HDTFS Inc. 6.75% 2019	5,645	5,638
HDTFS Inc. 5.875% 2020	22,750	21,328
HDTFS Inc. 5.50% 2024[6]	6,125	5,283
Honeywell International Inc. 1.85% 2021	5,820	5,733
Honeywell International Inc. 2.50% 2026	3,500	3,355
KLX Inc. 5.875% 2022[6]	5,825	6,145
LMI Aerospace Inc. 7.375% 2019	16,300	16,972
Lockheed Martin Corp. 1.85% 2018	2,535	2,543
Lockheed Martin Corp. 2.50% 2020	3,250	3,291
Lockheed Martin Corp. 3.10% 2023	695	711
Lockheed Martin Corp. 3.55% 2026	1,480	1,530
Lockheed Martin Corp. 4.50% 2036	560	603
Lockheed Martin Corp. 4.70% 2046	9,560	10,546
LSC Communications, Inc. 8.75% 2023[6]	18,300	18,941
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2022[9,10,11]	5,500	5,583
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[6]	23,000	20,614
Ply Gem Industries, Inc. 6.50% 2022	14,100	14,664
Ply Gem Industries, Inc. 6.50% 2022	13,510	14,169
PrimeSource Building Products Inc 9.00% 2023[6]	2,810	2,880
R.R. Donnelley & Sons Co. 7.625% 2020	2,050	2,260
R.R. Donnelley & Sons Co. 7.875% 2021	23,445	25,438
R.R. Donnelley & Sons Co. 7.00% 2022	340	350
R.R. Donnelley & Sons Co. 6.50% 2023	17,280	16,956
Rockwell Collins, Inc. 2.80% 2022	6,320	6,388
Rockwell Collins, Inc. 3.20% 2024	6,370	6,451
Roper Technologies, Inc. 2.80% 2021	1,035	1,042
Roper Technologies, Inc. 3.80% 2026	2,500	2,552
Siemens AG 1.70% 2021[6]	11,000	10,710
Siemens AG 2.70% 2022[6]	12,975	13,114
Siemens AG 2.35% 2026[6]	1,500	1,409
Siemens AG 4.40% 2045[6]	1,000	1,057
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[6]	30,015	30,240
Standard Aero Holdings, Inc., Term Loan B, 4.75% 2022[9,10,11]	5,800	5,818
TRAC Intermodal 11.00% 2019	1,127	1,192
TransDigm Inc. 5.50% 2020	27,125	27,769
TransDigm Inc. 6.50% 2024	4,000	4,120
TransDigm Inc. 6.50% 2025	6,650	6,816
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[6,10]	3,142	3,303
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[10]	5,288	5,711
Virgin Australia Holdings Ltd. 8.50% 2019[6]	41,650	43,889
Virgin Australia Holdings Ltd. 7.875% 2021[6]	1,750	1,833
Watco Companies 6.375% 2023[6]	8,765	9,116
		1,029,663
Utilities 0.92%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[6]	2,000	2,044
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[6]	2,000	2,025
AES Corp. 8.00% 2020	16,175	18,763
AES Corp. 7.375% 2021	31,330	35,873
AES Corp. 4.875% 2023	2,000	2,030
The Income Fund of America — Page 22 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
AES Corp. 5.50% 2024	$8,500	$8,776
AES Corp. 5.50% 2025	28,125	28,969
AES Corp. 6.00% 2026	14,410	15,257
American Electric Power Co., Inc. 2.95% 2022	12,065	12,269
American Electric Power Co., Inc. 2.75% 2026	10,000	9,567
Berkshire Hathaway Energy Co. 2.40% 2020	7,749	7,813
Calpine Corp. 6.00% 2022[6]	3,425	3,592
Calpine Corp. 5.375% 2023	18,800	18,612
Calpine Corp. 5.875% 2024[6]	11,720	12,365
Calpine Corp. 5.25% 2026[6]	5,070	5,127
CMS Energy Corp. 8.75% 2019	6,000	6,817
CMS Energy Corp. 6.25% 2020	13,523	14,946
CMS Energy Corp. 5.05% 2022	15,920	17,554
CMS Energy Corp. 3.60% 2025	3,278	3,323
CMS Energy Corp. 3.00% 2026	19,472	19,007
CMS Energy Corp. 2.95% 2027	4,000	3,824
Colbun SA 6.00% 2020[6]	2,000	2,173
Colbun SA 4.50% 2024[6]	1,500	1,550
Comision Federal de Electricidad 4.875% 2024[6]	2,000	2,082
Comision Federal de Electricidad 4.75% 2027[6]	370	374
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	13,400	14,874
Consumers Energy Co. 3.375% 2023	973	1,009
Consumers Energy Co. 3.125% 2024	2,520	2,556
Dominion Resources, Inc. 2.75% 2022	156	156
Duke Energy Corp. 1.80% 2021	3,845	3,741
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,790
Duke Energy Progress Inc. 4.15% 2044	3,935	4,062
Dynegy Finance Inc. 6.75% 2019	16,960	17,299
Dynegy Finance Inc. 7.375% 2022	15,980	15,381
Dynegy Finance Inc. 7.625% 2024	8,915	8,202
E.ON International Finance BV 5.80% 2018[6]	15,000	15,581
EDP Finance BV 4.125% 2020[6]	6,000	6,199
EDP Finance BV 5.25% 2021[6]	22,500	24,155
Electricité de France SA 3.625% 2025[6]	780	797
Electricité de France SA 6.95% 2039[6]	8,000	10,202
Electricité de France SA 4.875% 2044[6]	1,886	1,917
Electricité de France SA 4.95% 2045[6]	114	116
Electricité de France SA 5.25% 2049[6]	3,500	3,513
Emera Inc. 6.75% 2076	45,424	50,250
Emera US Finance LP 2.15% 2019	3,975	3,978
Emera US Finance LP 2.70% 2021	2,505	2,509
Emera US Finance LP 3.55% 2026	3,300	3,281
Empresa Nacional de Electricidad SA 4.25% 2024	900	933
Enel Finance International SA 6.00% 2039[6]	3,000	3,468
Enel Società per Azioni 8.75% 2073[6]	12,000	14,070
Entergy Corp. 5.59% 2024	1,221	1,422
Entergy Corp. 2.40% 2026	3,340	3,171
Entergy Corp. 2.95% 2026	10,000	9,598
Entergy Corp. 4.44% 2026	6	7
Entergy Louisiana, LLC 3.30% 2022	4	4
Eversource Energy 2.375% 2022	2,824	2,803
Eversource Energy 2.80% 2023	3,738	3,725
Exelon Corp. 3.497% 2022	22,697	23,194
Exelon Corp. 3.40% 2026	6,035	6,008
The Income Fund of America — Page 23 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 7.375% 2031	$11,000	$14,511
FirstEnergy Corp., Series B, 4.25% 2023	43,927	45,819
Great Plains Energy Inc. 3.15% 2022	4,100	4,158
Great Plains Energy Inc. 3.90%2027	19,200	19,463
Great Plains Energy Inc. 4.85% 2047	21,446	21,870
Iberdrola Finance Ireland 5.00% 2019[6]	1,060	1,127
Israel Electric Corp. Ltd. 8.10% 2096[6]	4,905	6,107
MidAmerican Energy Holdings Co. 2.40% 2019	9,000	9,107
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	10,382
Mississippi Power Co. 4.25% 2042	13,591	11,788
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,055
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	11,972
New York State Electric & Gas Corp. 3.25% 2026[6]	3,000	3,010
Niagara Mohawk Power Corp. 3.508% 2024[6]	3,150	3,249
Niagara Mohawk Power Corp. 4.278% 2034[6]	2,000	2,059
Northern States Power Co. 4.125% 2044	11,000	11,376
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,503	2,473
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,075	4,086
NRG Energy, Inc. 6.25% 2022	23,875	24,443
NRG Energy, Inc. 6.625% 2023	2,000	2,040
NRG Energy, Inc. 7.25% 2026	12,125	12,458
NRG Energy, Inc. 6.625% 2027	6,935	6,900
NV Energy, Inc 6.25% 2020	1,800	2,023
Ohio Power Co., Series G, 6.60% 2033	2,090	2,608
Ohio Power Co., Series D, 6.60% 2033	353	441
Pacific Gas and Electric Co. 3.25% 2021	4,317	4,448
Pacific Gas and Electric Co. 3.25% 2023	10,137	10,437
Pacific Gas and Electric Co. 3.85% 2023	13,049	13,797
Pacific Gas and Electric Co. 3.40% 2024	7,207	7,395
Pacific Gas and Electric Co. 3.75% 2024	602	636
Pacific Gas and Electric Co. 3.30% 2027	2,575	2,613
Pacific Gas and Electric Co. 4.30% 2045	1,900	1,988
PacifiCorp., First Mortgage Bonds, 5.65% 2018	5,500	5,759
PacifiCorp., First Mortgage Bonds, 2.95% 2023	148	150
Progress Energy, Inc. 7.00% 2031	8,000	10,670
Progress Energy, Inc. 7.75% 2031	5,081	7,150
Public Service Co. of Colorado 2.25% 2022	3,844	3,802
Public Service Co. of Colorado 2.50% 2023	30	30
Public Service Enterprise Group Inc. 2.00% 2021	6,838	6,657
Puget Energy, Inc. 6.50% 2020	6,317	7,131
Puget Energy, Inc. 6.00% 2021	3,945	4,413
Puget Energy, Inc. 5.625% 2022	7,652	8,517
Puget Energy, Inc. 3.65% 2025	884	890
Sierra Pacific Power Co. 2.60% 2026	2	2
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	1,708	1,759
Southern California Edison Co. 1.845% 2022[10]	5,946	5,875
Southern Co. 5.50% 2057	9,655	10,015
State Grid Overseas Investment Ltd. 3.50% 2027[6]	2,000	1,999
Talen Energy Corp. 6.50% 2018	9,700	9,821
Talen Energy Corp. 4.625% 2019[6]	10,594	10,462
Tampa Electric Co. 2.60% 2022	2,399	2,380
Tampa Electric Co. 4.35% 2044	8,330	8,377
Teco Finance, Inc. 5.15% 2020	11,553	12,344
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.743% 2023[9,10,11]	14,174	14,160
The Income Fund of America — Page 24 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
TEX Operations Co. LLC, Term Loan C, (3-month USD-LIBOR + 2.75%) 3.743% 2023[9,10,11]	$3,241	$3,238
Veolia Environnement 6.75% 2038	500	637
Virginia Electric and Power Co. 2.75% 2023	1,268	1,266
Virginia Electric and Power Co. 3.45% 2024	560	580
Virginia Electric and Power Co. 3.10% 2025	2,625	2,633
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,572
Xcel Energy Inc. 4.70% 2020	18	19
Xcel Energy Inc. 2.60% 2022	2,420	2,425
Xcel Energy Inc. 6.50% 2036	9,572	12,245
Xcel Energy Inc. 4.80% 2041	1,957	2,050
		972,570
Information technology 0.87%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[1,9,10,11]	1,325	1,312
Almonde Inc., Term Loan-B, (3-month USD-LIBOR + 3.50%) 4.50% 2024[1,9,10,11]	15,650	15,572
Apple Inc. 1.55% 2021	13,040	12,777
Apple Inc. 2.25% 2021	10,250	10,358
Apple Inc. 3.35% 2027	6,790	6,947
Blackboard Inc. 9.75% 2021[6]	258	261
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.158% 2021[9,10,11]	3,168	3,181
BMC Software, Inc. 9.00% 2019[6,8]	8,525	8,552
BMC Software, Inc. 8.125% 2021[6]	44,178	45,145
BMC Software, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[9,10,11]	914	919
Broadcom Ltd. 3.00% 2022[6]	33,750	34,058
Broadcom Ltd. 3.625% 2024[6]	27,750	28,152
Broadcom Ltd. 3.875% 2027[6]	52,945	53,843
Camelot Finance SA 7.875% 2024[6]	15,995	17,195
Camelot Finance SA, Term Loan, 4.50% 2023[9,10,11]	13,234	13,308
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.75% 2025[9,10,11]	950	971
Dell Inc. 2.65% 2020	26,975	26,418
Dell Inc. 5.45% 2023[6]	25,000	27,038
EchoStar Corp. 6.625% 2026[6]	20,850	21,475
Ellucian, Inc. 9.00% 2023[6]	775	818
First Data Corp. 5.375% 2023[6]	10,950	11,415
First Data Corp. 7.00% 2023[6]	113,375	121,844
First Data Corp. 5.00% 2024[6]	8,325	8,546
First Data Corp. 5.75% 2024[6]	7,650	7,966
Genesys Telecommunications Laboratories, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.158% 2023[9,10,11]	4,813	4,857
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[6]	10,400	11,545
Gogo Inc. 12.50% 2022[6]	41,325	47,420
Harris Corp. 2.70% 2020	1,315	1,331
Harris Corp. 3.832% 2025	740	765
Harris Corp. 4.854% 2035	2,775	3,008
Harris Corp. 5.054% 2045	5,735	6,323
Infor (US), Inc. 5.75% 2020[6]	5,375	5,620
Infor (US), Inc. 6.50% 2022	2,000	2,090
Infor Software 7.125% 2021[6,8]	725	745
Jabil Circuit, Inc. 8.25% 2018	20,925	22,160
Jabil Circuit, Inc. 5.625% 2020	10,650	11,502
JDA Software Group, Inc. 7.375% 2024[6]	2,925	3,064
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2023[9,10,11]	9,476	9,558
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.034% 2023[9,10,11]	8,389	8,429
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[9,10,11]	33,170	34,562
The Income Fund of America — Page 25 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 1.55% 2021	$23,130	$22,688
Microsoft Corp. 2.40% 2022	18,945	19,211
Microsoft Corp. 2.65% 2022	6,000	6,095
Microsoft Corp. 2.875% 2024	16,865	17,132
Microsoft Corp. 3.30% 2027	12,125	12,473
Microsoft Corp. 4.20% 2035	6,000	6,343
Microsoft Corp. 4.25% 2047	2,750	2,860
NXP BV and NXP Funding LLC 4.125% 2020[6]	21,000	22,076
NXP BV and NXP Funding LLC 4.125% 2021[6]	11,600	12,165
Oracle Corp. 1.90% 2021	7,250	7,183
Oracle Corp. 2.65% 2026	19,500	18,845
Oracle Corp. 4.00% 2046	1,650	1,615
Qorvo, Inc. 7.00% 2025	15,875	17,701
Seagate Technology LLC 4.75% 2023	9,050	9,196
Solera Holdings, Inc. 10.50% 2024[6]	18,800	21,549
Symantec Corp 5.00% 2025[6]	10,000	10,362
Tempo Acquisition LLC 6.75% 2025[6]	4,625	4,764
Tempo Acquisition LLC, Term Loan B, (3-month USD-LIBOR + 3.00%) 3.00% 2024[9,10,11]	10,325	10,351
Unisys Corp. 10.75% 2022[6]	24,225	25,800
Visa Inc. 3.15% 2025	8,000	8,141
Western Digital Corp. 7.375% 2023[6]	4,100	4,500
		912,100
Real estate 0.53%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	801
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,649
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,287
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,717
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,419
American Campus Communities, Inc. 3.35% 2020	3,380	3,452
American Campus Communities, Inc. 3.75% 2023	3,985	4,113
American Campus Communities, Inc. 4.125% 2024	19,700	20,582
American Tower Corp. 3.40% 2019	6,400	6,541
Brandywine Operating Partnership, LP 5.70% 2017	20	20
Brandywine Operating Partnership, LP 3.95% 2023	1,729	1,743
Communications Sales & Leasing, Inc. 6.00% 2023[6]	17,350	18,098
Communications Sales & Leasing, Inc. 8.25% 2023	17,213	18,456
Corporate Office Properties LP 3.60% 2023	320	316
Corporate Office Properties LP 5.25% 2024	9,630	10,233
Corporate Office Properties LP 5.00% 2025	4,145	4,352
Crescent Resources 8.875% 2021[6]	1,200	1,266
CyrusOne Inc., 5.00% 2024[6]	2,200	2,266
DCT Industrial Trust Inc. 4.50% 2023	5,570	5,890
DDR Corp. 3.625% 2025	5,000	4,841
Developers Diversified Realty Corp. 4.75% 2018	5,000	5,110
Developers Diversified Realty Corp. 7.875% 2020	6,505	7,516
EPR Properties 4.50% 2025	7,945	8,039
EPR Properties 4.75% 2026	9,810	10,048
Equinix, Inc. 5.75% 2025	4,200	4,515
Equinix, Inc. 5.875% 2026	8,246	8,906
Equinix, Inc. 5.375% 2027	21,800	22,831
ERP Operating LP 7.125% 2017	10,000	10,245
Essex Portfolio L.P. 3.625% 2022	9,550	9,862
Essex Portfolio L.P. 3.25% 2023	4,400	4,413
The Income Fund of America — Page 26 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Essex Portfolio L.P. 3.875% 2024	$5,900	$6,083
Gaming and Leisure Properties, Inc. 4.375% 2021	1,700	1,785
Gaming and Leisure Properties, Inc. 5.375% 2026	22,850	24,164
Hospitality Properties Trust 6.70% 2018	12,625	12,746
Hospitality Properties Trust 4.25% 2021	20,500	21,386
Hospitality Properties Trust 5.00% 2022	3,500	3,745
Hospitality Properties Trust 4.50% 2023	7,835	8,200
Hospitality Properties Trust 4.50% 2025	5,940	6,015
Host Hotels & Resorts LP 4.50% 2026	5,675	5,936
Howard Hughes Corp. 5.375% 2025[6]	18,500	18,731
Iron Mountain Inc. 6.00% 2020[2,6]	30,925	32,433
Iron Mountain Inc. 6.00% 2023[2]	950	1,014
Iron Mountain Inc. 5.75% 2024[2]	4,325	4,476
iStar Financial Inc. 5.00% 2019	14,275	14,471
iStar Inc. 6.00% 2022	14,000	14,385
Kimco Realty Corp. 6.875% 2019	10,000	11,114
Kimco Realty Corp. 3.40% 2022	3,030	3,089
Kimco Realty Corp. 2.70% 2024	3,090	2,958
Kimco Realty Corp. 3.80% 2027	3,835	3,869
Prologis, Inc. 4.25% 2023	25,000	26,795
Realogy Corp. 4.50% 2019[6]	29,400	30,686
Realogy Corp. 5.25% 2021[6]	27,600	29,187
Realogy Corp. 4.875% 2023[6]	7,825	7,942
Scentre Group 2.375% 2021[6]	4,575	4,531
Scentre Group 3.25% 2025[6]	3,140	3,095
Scentre Group 3.50% 2025[6]	10,455	10,555
Scentre Group 3.75% 2027[6]	5,015	5,083
Select Income REIT 3.60% 2020	5,775	5,845
Select Income REIT 4.15% 2022	3,300	3,349
WEA Finance LLC 2.70% 2019[6]	8,525	8,611
WEA Finance LLC 3.25% 2020[6]	10,195	10,418
Westfield Corp. Ltd. 3.15% 2022[6]	8,160	8,225
		552,449
Consumer staples 0.37%
Altria Group, Inc. 9.25% 2019	16,584	19,203
Altria Group, Inc. 2.625% 2020	10,420	10,583
Altria Group, Inc. 4.00% 2024	1,500	1,592
Altria Group, Inc. 2.625% 2026	1,100	1,053
Altria Group, Inc. 9.95% 2038	23,500	39,407
Altria Group, Inc. 4.25% 2042	20,000	20,062
Altria Group, Inc. 4.50% 2043	4,000	4,146
Altria Group, Inc. 5.375% 2044	2,595	3,027
Altria Group, Inc. 3.875% 2046	2,595	2,438
Anheuser-Busch InBev NV 7.75% 2019	25,000	27,441
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,913
Anheuser-Busch InBev NV 3.65% 2026	9,460	9,692
Anheuser-Busch InBev NV 4.95% 2042	7,000	7,647
Anheuser-Busch InBev NV 4.90% 2046	2,215	2,429
BJ’s Wholesale Club, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.75% 2024[9,10,11]	7,705	7,681
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.50% 2025[9,10,11]	12,790	12,838
British American Tobacco International Finance PLC 3.95% 2025[6]	8,000	8,307
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.493% 2023[9,10,11]	22,625	22,606
Imperial Tobacco Finance PLC 3.50% 2023[6]	10,000	10,246
The Income Fund of America — Page 27 of 42

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Molson Coors Brewing Co. 1.45% 2019	$4,245	$4,195
Molson Coors Brewing Co. 1.90% 2019[6]	795	795
Molson Coors Brewing Co. 2.25% 2020[6]	680	681
Molson Coors Brewing Co. 2.10% 2021	5,475	5,384
Molson Coors Brewing Co. 3.00% 2026	2,770	2,657
Molson Coors Brewing Co. 4.20% 2046	4,200	4,005
Mondelez International, Inc. 1.625% 2019[6]	6,000	5,916
PepsiCo, Inc. 1.70% 2021	2,630	2,583
PepsiCo, Inc. 2.25% 2022	2,500	2,498
PepsiCo, Inc. 2.375% 2026	1,100	1,049
PepsiCo, Inc. 3.45% 2046	1,500	1,369
PepsiCo, Inc. 4.00% 2047	1,500	1,500
Pernod Ricard SA 4.45% 2022[6]	9,500	10,233
Philip Morris International Inc. 2.00% 2020	3,400	3,413
Philip Morris International Inc. 2.625% 2022	2,655	2,680
Philip Morris International Inc. 3.60% 2023	7,245	7,575
Philip Morris International Inc. 4.25% 2044	2,000	2,011
Reynolds American Inc. 2.30% 2018	1,990	2,001
Reynolds American Inc. 3.25% 2020	5,510	5,683
Reynolds American Inc. 3.25% 2022	6,150	6,208
Reynolds American Inc. 4.00% 2022	890	943
Reynolds American Inc. 4.45% 2025	22,110	23,618
Reynolds American Inc. 5.70% 2035	3,760	4,315
Reynolds American Inc. 6.15% 2043	1,820	2,220
Reynolds American Inc. 5.85% 2045	10,200	12,095
Walgreens Boots Alliance, Inc. 2.60% 2021	1,710	1,722
Walgreens Boots Alliance, Inc. 3.30% 2021	13,000	13,400
Walgreens Boots Alliance, Inc. 3.10% 2023	900	907
Walgreens Boots Alliance, Inc. 3.45% 2026	1,770	1,744
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,056
Wal-Mart Stores, Inc. 3.30% 2024	10,755	11,266
WM. Wrigley Jr. Co 2.40% 2018[6]	1,200	1,210
WM. Wrigley Jr. Co 2.90% 2019[6]	1,285	1,310
WM. Wrigley Jr. Co 3.375% 2020[6]	22,500	23,243
		384,796
Total corporate bonds & notes		14,633,503
U.S. Treasury bonds & notes 5.11% U.S. Treasury 4.76%
U.S. Treasury 0.75% 2018[12]	150,000	149,514
U.S. Treasury 0.875% 2019	93,000	92,251
U.S. Treasury 0.875% 2019	86,000	85,088
U.S. Treasury 1.00% 2019	25,000	24,885
U.S. Treasury 1.50% 2019	18,000	18,083
U.S. Treasury 1.625% 2019	35,860	36,116
U.S. Treasury 1.75% 2019	56,000	56,553
U.S. Treasury 3.625% 2019	90,000	94,677
U.S. Treasury 1.25% 2020	180,000	179,260
U.S. Treasury 1.375% 2020	85,000	84,404
U.S. Treasury 1.375% 2020	43,000	42,914
U.S. Treasury 1.375% 2020	40,000	39,748
U.S. Treasury 1.50% 2020	29,010	29,058
U.S. Treasury 1.50% 2020	22,000	22,009
The Income Fund of America — Page 28 of 42

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2020	$20,000	$20,109
U.S. Treasury 1.125% 2021	36,000	35,079
U.S. Treasury 1.375% 2021	129,000	127,773
U.S. Treasury 1.75% 2022	939	932
U.S. Treasury 1.875% 2022	78,440	78,657
U.S. Treasury 1.875% 2022	17,245	17,298
U.S. Treasury 1.375% 2023	123,022	118,101
U.S. Treasury 2.25% 2023	74,000	74,847
U.S. Treasury 6.25% 2023	44,000	55,093
U.S. Treasury 2.125% 2024	25,900	25,957
U.S. Treasury 2.00% 2025	482,035	474,028
U.S. Treasury 1.625% 2026	30,000	28,497
U.S. Treasury 2.25% 2027	377,856	376,851
U.S. Treasury 5.50% 2028	52,000	68,169
U.S. Treasury 4.50% 2036	36,185	46,428
U.S. Treasury 4.625% 2040	15,150	19,707
U.S. Treasury 4.375% 2041	20,800	26,228
U.S. Treasury 4.75% 2041	30,900	40,986
U.S. Treasury 2.75% 2042	16,275	15,713
U.S. Treasury 3.125% 2043	33,675	34,817
U.S. Treasury 3.00% 2044	161,350	162,863
U.S. Treasury 3.125% 2044	131,950	136,424
U.S. Treasury 3.375% 2044	148,415	160,543
U.S. Treasury 2.50% 2045	49,975	45,534
U.S. Treasury 2.875% 2045	929,150	913,345
U.S. Treasury 3.00% 2045	115,091	115,938
U.S. Treasury 3.00% 2045	51,200	51,605
U.S. Treasury 2.25% 2046	90,625	77,785
U.S. Treasury 2.50% 2046	249,817	227,049
U.S. Treasury 2.50% 2046	154,666	140,474
U.S. Treasury 2.875% 2046	268,717	264,121
U.S. Treasury 3.00% 2047	71,250	71,913
		5,007,424
U.S. Treasury inflation-protected securities 0.35%
U.S. Treasury Inflation-Protected Security 0.125% 2021[13]	27,954	28,223
U.S. Treasury Inflation-Protected Security 0.625% 2024[13]	62,635	64,368
U.S. Treasury Inflation-Protected Security 0.375% 2025[13]	16,979	17,106
U.S. Treasury Inflation-Protected Security 0.625% 2026[13]	47,114	48,221
U.S. Treasury Inflation-Protected Security 0.375% 2027[13]	76,131	76,254
U.S. Treasury Inflation-Protected Security 1.375% 2044[13]	54,164	60,123
U.S. Treasury Inflation-Protected Security 1.00% 2046[13]	72,144	73,678
		367,973
Total U.S. Treasury bonds & notes		5,375,397
Mortgage-backed obligations 1.65%
Aventura Mall Trust, Series A, 3.867% 2032[6,10,11]	4,900	5,190
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 2050[10]	6,460	6,775
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[6,10]	10,675	10,972
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 2035[10]	4,463	3,907
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.341% 2047[10,11]	3,083	2,431
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[10]	986	1,006
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[10,11]	5,314	5,330
The Income Fund of America — Page 29 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, (1-month USD-LIBOR + 0.85%) 1.839% 2031[6,10,11]	$4,929	$4,935
Fannie Mae 5.50% 2018[10]	4	4
Fannie Mae 6.00% 2021[10]	78	82
Fannie Mae 4.50% 2024[10]	1,262	1,340
Fannie Mae 5.50% 2024[10]	114	122
Fannie Mae 4.50% 2025[10]	1,125	1,188
Fannie Mae 4.50% 2025[10]	785	831
Fannie Mae 4.50% 2025[10]	755	799
Fannie Mae 4.50% 2025[10]	531	558
Fannie Mae 6.00% 2026[10]	2,119	2,402
Fannie Mae 7.00% 2026[10]	366	415
Fannie Mae 2.50% 2027[10]	1,074	1,090
Fannie Mae 2.50% 2027[10]	786	798
Fannie Mae 2.50% 2027[10]	583	589
Fannie Mae 2.50% 2027[10]	396	403
Fannie Mae 2.50% 2028[10]	1,408	1,429
Fannie Mae 2.50% 2028[10]	1,272	1,291
Fannie Mae 2.50% 2028[10]	1,126	1,144
Fannie Mae 2.50% 2028[10]	1,032	1,047
Fannie Mae 2.50% 2028[10]	1,009	1,025
Fannie Mae 2.50% 2028[10]	922	936
Fannie Mae 2.50% 2028[10]	876	890
Fannie Mae 2.50% 2028[10]	661	671
Fannie Mae 2.50% 2028[10]	620	630
Fannie Mae 2.50% 2028[10]	524	532
Fannie Mae 2.50% 2028[10]	519	527
Fannie Mae 2.50% 2028[10]	429	436
Fannie Mae 2.50% 2028[10]	394	400
Fannie Mae 2.50% 2028[10]	381	385
Fannie Mae 2.50% 2028[10]	373	379
Fannie Mae 2.50% 2028[10]	331	336
Fannie Mae 2.50% 2028[10]	328	333
Fannie Mae 2.50% 2028[10]	322	327
Fannie Mae 2.50% 2028[10]	322	327
Fannie Mae 2.50% 2028[10]	307	311
Fannie Mae 2.50% 2028[10]	224	227
Fannie Mae 2.50% 2028[10]	76	77
Fannie Mae 2.50% 2028[10]	42	43
Fannie Mae 6.00% 2028[10]	2,315	2,624
Fannie Mae 7.00% 2028[10]	840	961
Fannie Mae 7.00% 2028[10]	164	188
Fannie Mae 2.50% 2032[7,10]	1,054	1,059
Fannie Mae 5.50% 2033[10]	347	389
Fannie Mae 3.00% 2035[10]	3,132	3,202
Fannie Mae 3.50% 2035[10]	2,352	2,456
Fannie Mae 5.50% 2035[10]	316	354
Fannie Mae 3.00% 2036[10]	44,225	44,968
Fannie Mae 3.00% 2036[10]	39,585	40,250
Fannie Mae 3.00% 2036[10]	2,074	2,109
Fannie Mae 5.50% 2036[10]	2,021	2,258
Fannie Mae 6.00% 2036[10]	596	676
Fannie Mae 6.00% 2036[10]	578	655
Fannie Mae 6.00% 2036[10]	177	201
Fannie Mae 3.00% 2037[10]	40,357	41,035
The Income Fund of America — Page 30 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2037[10]	$24,692	$25,107
Fannie Mae 3.00% 2037[10]	24,670	25,085
Fannie Mae 6.00% 2037[10]	9,143	10,363
Fannie Mae 6.00% 2037[10]	1,578	1,802
Fannie Mae 6.00% 2037[10]	1,103	1,251
Fannie Mae 6.00% 2037[10]	74	79
Fannie Mae 6.50% 2037[10]	551	625
Fannie Mae 6.50% 2037[10]	465	522
Fannie Mae 6.50% 2037[10]	367	418
Fannie Mae 6.50% 2037[10]	110	126
Fannie Mae 7.00% 2037[10]	283	310
Fannie Mae 7.00% 2037[10]	82	91
Fannie Mae 7.50% 2037[10]	182	202
Fannie Mae 7.50% 2037[10]	112	118
Fannie Mae 7.50% 2037[10]	86	92
Fannie Mae 5.50% 2038[10]	441	492
Fannie Mae 6.00% 2038[10]	2,130	2,416
Fannie Mae 6.00% 2038[10]	1,434	1,625
Fannie Mae 6.00% 2038[10]	1,087	1,246
Fannie Mae 4.50% 2039[10]	17,909	19,457
Fannie Mae 6.00% 2039[10]	1,358	1,539
Fannie Mae 6.50% 2039[10]	414	468
Fannie Mae 4.00% 2040[10]	9,146	9,699
Fannie Mae 4.00% 2040[10]	5,139	5,433
Fannie Mae 4.00% 2040[10]	379	403
Fannie Mae 4.50% 2040[10]	48	52
Fannie Mae 4.50% 2040[10]	37	40
Fannie Mae 5.00% 2040[10]	5,343	5,863
Fannie Mae 4.00% 2041[10]	7,774	8,264
Fannie Mae 4.00% 2041[10]	6,000	6,378
Fannie Mae 4.00% 2041[10]	591	629
Fannie Mae 4.00% 2041[10]	352	375
Fannie Mae 4.00% 2041[10]	295	314
Fannie Mae 4.00% 2041[10]	187	200
Fannie Mae 4.50% 2041[10]	157	170
Fannie Mae 5.00% 2041[10]	358	393
Fannie Mae 5.00% 2041[10]	348	383
Fannie Mae 5.00% 2041[10]	258	284
Fannie Mae 5.00% 2041[10]	225	247
Fannie Mae 3.50% 2042[10]	14,162	14,636
Fannie Mae 4.00% 2042[10]	6,832	7,260
Fannie Mae 4.00% 2042[10]	2,924	3,110
Fannie Mae 4.00% 2042[10]	990	1,053
Fannie Mae 4.00% 2043[10]	3,142	3,356
Fannie Mae 4.00% 2043[10]	2,531	2,704
Fannie Mae 4.00% 2043[10]	2,033	2,163
Fannie Mae 3.50% 2045[10]	16,299	16,852
Fannie Mae 4.00% 2045[10]	59,772	63,028
Fannie Mae 4.00% 2045[10]	50,654	53,827
Fannie Mae 4.00% 2045[10]	8,241	8,759
Fannie Mae 3.00% 2046[10]	74,257	74,262
Fannie Mae 3.50% 2046[10]	29,575	30,587
Fannie Mae 3.50% 2046[10]	9,424	9,703
Fannie Mae 3.50% 2046[10]	9,154	9,424
Fannie Mae 3.50% 2046[10]	1,590	1,637
The Income Fund of America — Page 31 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2046[10]	$24,188	$25,506
Fannie Mae 4.00% 2046[10]	21,751	22,936
Fannie Mae 4.00% 2046[10]	17,560	18,517
Fannie Mae 4.00% 2046[10]	7,021	7,403
Fannie Mae 4.00% 2046[10]	5,604	5,909
Fannie Mae 4.00% 2046[10]	3,711	3,913
Fannie Mae 4.50% 2046[10]	19,914	21,445
Fannie Mae 4.50% 2046[10]	5,859	6,309
Fannie Mae 3.50% 2047[7,10]	12,000	12,316
Fannie Mae 3.50% 2047[10]	1,384	1,430
Fannie Mae 4.00% 2047[7,10]	53,750	56,498
Fannie Mae 4.00% 2047[7,10]	7,712	8,091
Fannie Mae 4.50% 2047[7,10]	12,000	12,889
Fannie Mae 6.50% 2047[10]	329	367
Fannie Mae 6.50% 2047[10]	288	321
Fannie Mae 6.50% 2047[10]	280	312
Fannie Mae 6.50% 2047[10]	182	203
Fannie Mae 6.50% 2047[10]	122	135
Fannie Mae 6.50% 2047[10]	78	87
Fannie Mae 7.00% 2047[10]	517	584
Fannie Mae 7.00% 2047[10]	285	322
Fannie Mae 7.00% 2047[10]	191	216
Fannie Mae 7.00% 2047[10]	100	112
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[10,11]	4,285	4,223
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[10]	12,231	12,410
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[10]	7,000	7,094
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[10,11]	8,367	8,839
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[10,11]	9,215	9,768
Fannie Mae, Series 2014-M9, Class A2, multifamily 3.103% 2024[10,11]	7,990	8,291
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[10,11]	10,000	10,605
Fannie Mae, Series 2001-4, Class GA, 9.325% 2025[10,11]	45	49
Fannie Mae, Series 2001-4, Class NA, 9.538% 2025[10,11]	1	1
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 2026[10,11]	16,665	16,184
Fannie Mae, Series 2001-20, Class E, 9.589% 2031[10,11]	43	46
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[10]	3,374	3,764
Fannie Mae, Series 2007-24, Class P, 6.00% 2037[10]	1,803	1,981
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[10]	299	353
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]	298	340
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[10]	193	229
Fannie Mae, Series 2002-W1, Class 2A, 6.135% 2042[10,11]	516	588
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B1, 7.75% 2027[10]	7	7
Freddie Mac 5.00% 2023[10]	1,364	1,452
Freddie Mac 5.00% 2023[10]	1,354	1,449
Freddie Mac 5.00% 2023[10]	1,273	1,358
Freddie Mac 5.00% 2023[10]	485	518
Freddie Mac 3.50% 2034[10]	11,754	12,269
Freddie Mac 3.00% 2035[10]	11,418	11,676
Freddie Mac 3.50% 2035[10]	23,811	24,857
Freddie Mac 3.50% 2035[10]	19,264	20,110
Freddie Mac 3.50% 2035[10]	3,212	3,353
Freddie Mac 4.50% 2035[10]	9,458	10,216
Freddie Mac 3.00% 2036[10]	1,915	1,948
Freddie Mac 3.00% 2036[10]	1,411	1,435
Freddie Mac 5.50% 2037[10]	330	366
Freddie Mac 5.50% 2038[10]	1,136	1,262
The Income Fund of America — Page 32 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2038[10]	$1,045	$1,167
Freddie Mac 4.50% 2039[10]	879	949
Freddie Mac 5.00% 2039[10]	2,237	2,477
Freddie Mac 5.00% 2039[10]	1,220	1,339
Freddie Mac 5.00% 2039[10]	806	881
Freddie Mac 5.50% 2039[10]	533	591
Freddie Mac 4.50% 2040[10]	20,579	22,222
Freddie Mac 4.00% 2041[10]	1,661	1,762
Freddie Mac 4.50% 2041[10]	1,796	1,939
Freddie Mac 4.50% 2041[10]	1,791	1,933
Freddie Mac 4.50% 2041[10]	1,335	1,438
Freddie Mac 5.00% 2041[10]	130	143
Freddie Mac 4.50% 2042[10]	3,327	3,593
Freddie Mac 4.50% 2042[10]	1,893	2,043
Freddie Mac 4.00% 2043[10]	5,170	5,499
Freddie Mac 4.00% 2043[10]	5,048	5,356
Freddie Mac 4.00% 2043[10]	2,559	2,732
Freddie Mac 4.00% 2043[10]	1,841	1,945
Freddie Mac 4.00% 2045[10]	30,611	32,493
Freddie Mac 3.50% 2046[10]	55,236	56,864
Freddie Mac 3.50% 2046[10]	42,241	43,487
Freddie Mac 4.00% 2046[10]	52,463	55,297
Freddie Mac 4.00% 2046[10]	24,882	26,298
Freddie Mac 4.00% 2046[10]	17,775	18,804
Freddie Mac 4.00% 2046[10]	15,265	16,148
Freddie Mac 4.50% 2046[10]	14,640	15,761
Freddie Mac 4.50% 2046[10]	5,083	5,470
Freddie Mac 3.50% 2047[7,10]	46,000	47,202
Freddie Mac 3.50% 2047[10]	1,931	1,994
Freddie Mac 4.50% 2047[7,10]	12,000	12,881
Freddie Mac, Series 2890, Class KT, 4.50% 2019[10]	4,702	4,828
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[10]	8,000	8,054
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[10]	8,280	8,370
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[10]	7,000	7,161
Freddie Mac, Series 2289, Class NB, 9.00% 2022[10,11]	5	5
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 2.441% 2023[10,11]	802	805
Freddie Mac, Series K036, Class A1, multifamily 2.777% 2023[10]	9,703	9,910
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[10]	9,800	10,214
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[10,11]	9,150	9,742
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.391% 2023[10,11]	1,148	1,164
Freddie Mac, Series 2014-HQ2, Class M1, (1-month USD-LIBOR + 1.45%) 2.441% 2024[10,11]	1,040	1,044
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[10]	26,000	26,826
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.191% 2024[10,11]	5,815	6,000
Freddie Mac, Series 2014-DN4, Class M2, (1-month USD-LIBOR + 2.40%) 3.391% 2024[10,11]	275	276
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.941% 2025[10,11]	3,600	3,675
Freddie Mac, Series 3257, Class PA, 5.50% 2036[10]	3,736	4,252
Freddie Mac, Series 3286, Class JN, 5.50% 2037[10]	2,954	3,205
Freddie Mac, Series 3318, Class JT, 5.50% 2037[10]	1,658	1,797
Government National Mortgage Assn. 10.00% 2021[10]	95	101
Government National Mortgage Assn. 10.00% 2025[10]	71	74
Government National Mortgage Assn. 4.50% 2041[10]	1,040	1,113
Government National Mortgage Assn. 4.50% 2045[10]	5,551	5,930
Government National Mortgage Assn. 4.50% 2046[10]	2,097	2,240
Government National Mortgage Assn. 4.00% 2047[7,10]	35,000	36,937
Government National Mortgage Assn. 4.50% 2047[10]	17,256	18,447
The Income Fund of America — Page 33 of 42

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class AM, 5.867% 2049[10,11]	$7,879	$7,951
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019[10]	191	192
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.231% 2036[10,11]	4,664	3,995
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[10]	10,452	10,447
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.933% 2049[10,11]	2,516	2,514
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[10]	3,535	3,576
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AM, 6.265% 2051[10,11]	20,950	21,182
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[6,10]	3,195	3,373
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[10,11]	10,035	10,127
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.027% 2050[10,11]	1,331	1,332
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.066% 2049[10,11]	4,870	4,877
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[6,10]	8,745	9,070
Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, (1-month USD-LIBOR + 1.00%) 1.989% 2018[6,10,11]	9,900	9,901
National Australia Bank 1.25% 2018[6,10]	5,000	4,988
Seasoned Credit Risk Transfer, Series 2017-1, Class HA, 2.00% 2056[10]	17,000	16,988
Seasoned Credit Risk Transfer, Series 2017-1, Class MA, 3.00% 2056[10]	1,900	1,923
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.376% 2036[10,11]	2,927	2,404
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[6,10,11]	24,316	24,464
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[10,11]	1,170	1,178
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.179% 2051[10,11]	8,500	8,546
		1,737,945
Asset-backed obligations 0.39%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[6,10]	8,000	8,006
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[6,10]	8,000	7,996
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[10]	7,155	7,159
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 2019[10]	2,596	2,595
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[10]	1,821	1,821
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 2021[10]	6,000	6,055
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 2025[6,10,11]	2,085	2,085
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[6,10]	85	85
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[6,10]	2,530	2,535
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[6,10]	326	327
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[6,10]	683	683
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[10]	8,230	8,228
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[10]	8,000	8,005
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[10]	3,525	3,524
Chase Issuance Trust, Series 2016-A7, Class A, 1.06% 2019[10]	23,000	22,981
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 2020[10]	41,310	41,228
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.138% 2020[10,11]	14,000	14,113
Countryplace Manufactured Housing Contract, Series 2005-1, Class A4, AMBAC insured, 5.20% 2035[6,10,11]	1,073	1,117
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.134% 2037[10,11]	1,235	1,135
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.144% 2037[10,11]	2,158	1,940
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[6,10]	7,328	7,363
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[6,10]	8,555	8,606
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[6,10]	7,225	7,303
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[6,10]	10,000	10,185
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[10]	1,218	1,217
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[6,10]	2,405	2,429
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[6,10]	6,300	6,333
The Income Fund of America — Page 34 of 42

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[6,10]	$10,110	$10,215
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[6,10]	10,500	10,415
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[6,10]	16,000	16,075
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[6,10]	17,160	17,380
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[6,10]	19,975	20,213
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[10]	7,780	7,791
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[6,10]	5,250	5,253
Hertz Fleet Lease Funding LP, Series 2014-1A, (1-month USD-LIBOR + 0.40%) 1.389% 2028[6,10,11]	550	550
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[6,10]	8,500	8,476
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[6,10]	6,000	5,989
Home Equity Mortgage Trust, Series 2006-6, Class 2A1, (1-month USD-LIBOR + 0.10%) 1.191% 2037[10,11]	12,716	1,258
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88% 2018[10]	1,378	1,377
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.151% 2037[10,11]	1,245	1,128
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.216% 2025[6,10,11]	8,000	8,001
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.142% 2025[6,10,11]	6,100	6,100
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[10]	625	625
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[10]	4,179	4,196
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[10]	16,550	16,665
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[10]	5,340	5,380
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[10]	2,430	2,442
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[10]	6,915	6,966
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[6,10]	6,262	6,311
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 99) 2.148% 2025[6,10,11]	6,995	6,995
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 2025[6,10,11]	15,500	15,501
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[6,10]	11,224	11,105
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[6,10]	2,631	2,598
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[6,10]	12,995	13,363
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[6,10]	3,500	3,488
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[6,10]	9,125	9,169
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[10]	3,255	3,252
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[10]	2,383	2,379
		415,710
Federal agency bonds & notes 0.06%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 2022[6,11]	3,700	3,693
Fannie Mae 6.25% 2029	32,000	43,422
Federal Home Loan Bank 0.875% 2018	12,860	12,819
		59,934
Bonds & notes of governments & government agencies outside the U.S. 0.06%
CPPIB Capital Inc. 1.25% 2019[6]	3,900	3,866
Spain (Kingdom of) 4.00% 2018[6]	31,765	32,371
United Mexican States 4.125% 2026	6,900	7,148
United Mexican States 4.15% 2027	10,959	11,282
United Mexican States 5.55% 2045	3,500	3,872
		58,539
Municipals 0.04% California 0.03%
Various Purpose G.O. Bonds, 6.20% 2019	24,675	26,775
The Income Fund of America — Page 35 of 42

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Bonds, notes & other debt instruments Municipals (continued) New Jersey 0.01%	Principal amount (000)	Value (000)
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	$6,000	$6,153
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	8,500	8,404
		14,557
		41,332
Total bonds, notes & other debt instruments (cost: $21,857,147,000)		22,322,360
Short-term securities 4.21%
Apple Inc. 0.76%–0.88% due 5/2/2017–5/24/2017[6]	277,200	277,088
CAFCO, LLC 0.98%–1.17% due 5/25/2017–8/1/2017[6]	100,000	99,837
Chevron Corp. 0.79%–0.88% due 5/8/2017–6/9/2017[6]	269,000	268,817
Cisco Systems, Inc. 0.83% due 5/17/2017[6]	40,000	39,983
Citibank, N.A. 0.00% due 5/2/2017	25,000	25,000
Coca-Cola Co. 0.85%–0.98% due 5/9/2017–7/17/2017[6]	181,935	181,743
ExxonMobil Corp. 0.74%–0.84% due 5/11/2017–6/14/2017	145,000	144,879
Fannie Mae 0.53% due 5/1/2017	50,000	50,000
Federal Farm Credit Banks 0.53%–0.90% due 5/8/2017–12/13/2017	370,000	368,943
Federal Home Loan Bank 0.53%–1.00% due 5/2/2017–12/6/2017	1,638,858	1,637,372
Freddie Mac 0.77%–0.88% due 6/20/2017–9/5/2017	200,000	199,572
GE Capital Treasury Services (U.S.) LLC 0.82% due 5/17/2017	50,000	49,978
General Dynamics Corp. 0.86% due 6/7/2017[6]	50,000	49,951
General Electric Co. 0.82% due 5/1/2017	26,300	26,298
Hershey Co. 0.84% due 5/18/2017[6]	25,000	24,989
Intel Corp. 0.86% due 6/26/2017	50,000	49,928
Merck & Co. Inc. 0.84%–0.86% due 5/2/2017–6/5/2017[6]	100,000	99,934
Microsoft Corp. 0.84%–0.86% due 6/7/2017–6/20/2017[6]	85,000	84,904
Paccar Financial Corp. 0.85% due 5/3/2017	25,000	24,997
PepsiCo Inc. 0.83%–0.85% due 5/12/2017–6/7/2017[6]	150,000	149,908
Procter & Gamble Co. 0.83% due 5/22/2017[6]	60,300	60,268
Qualcomm Inc. 0.88% due 6/27/2017[6]	50,000	49,926
U.S. Treasury Bills 0.51%–0.89% due 5/4/2017–9/7/2017	309,200	308,674
United Parcel Service Inc. 0.82% due 5/2/2017[6]	50,000	49,996
Walt Disney Co. 0.80% due 5/9/2017[6]	28,700	28,693
Wells Fargo Bank, N.A. 0.00% due 7/18/2017–8/1/2017	80,000	80,029
Total short-term securities (cost: $4,432,032,000)		4,431,707
Total investment securities 99.95% (cost: $85,384,497,000)		105,158,899
Other assets less liabilities 0.05%		55,081
Net assets 100.00%		$105,213,980
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Income Fund of America — Page 36 of 42

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2017 (000)
Purchases (000)	Sales (000)
USD97,479	AUD130,000	JPMorgan Chase	5/11/2017	$159
USD238,015	GBP195,043	HSBC Bank	5/11/2017	(14,701)
USD32,357	GBP25,900	Citibank	5/15/2017	(1,205)
USD237,962	GBP195,043	Barclays Bank PLC	5/19/2017	(14,814)
USD39,364	AUD52,300	HSBC Bank	6/27/2017	244
				$(30,317)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended April 30, 2017, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2017 (000)
WestRock Co.	7,394,832	5,790,000	—	13,184,832	$—	$103,349	$12,043	$706,179
Iron Mountain Inc. REIT	13,724,780	470,400	—	14,195,180	—	(89,499)	22,012	493,425
Iron Mountain Inc. 6.00% 2020[6]	$31,925,000	—	$1,000,000	$30,925,000	58	(328)	1,411	32,433
Iron Mountain Inc. 5.75% 2024	$4,325,000	—	—	$4,325,000	—	(1)	198	4,476
Iron Mountain Inc. 6.00% 2023	$950,000	—	—	$950,000	—	—	43	1,014
ProSiebenSat.1 Media SE	6,645,000	5,005,000	—	11,650,000	—	(15,922)	—	494,797
Hubbell Inc.	3,430,000	—	—	3,430,000	—	18,179	6,963	388,036
Boral Ltd.	—	72,364,400	—	72,364,400	—	40,298	6,671	333,788
Edenred SA	11,360,000	871,900	—	12,231,900	—	37,571	—	313,186
Nokian Renkaat Oyj	4,200,161	3,040,000	—	7,240,161	—	49,501	11,736	311,525
OUTFRONT Media Inc. REIT	9,064,824	—	—	9,064,824	—	26,197	9,427	237,136
CBS Outdoor Americas Inc. 5.25% 2022	$29,500,000	—	$1,750,000	$27,750,000	67	106	1,147	28,929
CBS Outdoor Americas Inc. 5.625% 2024	$3,396,000	—	—	$3,396,000	—	(4)	130	3,579
TalkTalk Telecom Group PLC	58,421,891	—	—	58,421,891	—	(30,869)	3,847	146,191
Corporate Risk Holdings LLC 9.50% 2019[6]	$45,000,000	—	—	$45,000,000	—	5,513	3,195	48,150
Corporate Risk Holdings I, Inc.[1,3,5]	2,205,215	—	—	2,205,215	—	9,130	—	29,704
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[3,5,6,8]	$14,211,162	$959,253	—	$15,170,415	—	753	1,605	16,445
Corporate Risk Holdings Corp.[1,3,5]	11,149	—	—	11,149	—	—	—	—
Redwood Trust, Inc.	5,444,717	—	—	5,444,717	—	15,245	4,574	92,941
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,5,8,9,10,11]	$23,162,785	$1,993,861	—	$25,156,646	—	2,751	2,271	25,031
The Income Fund of America — Page 37 of 42

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2017 (000)
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 2018[3,5,9,10,11]	$11,767,250	—	$90,750	$11,676,500	$—	$—	$489	$11,618
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 2019[3,5,9,10,11]	$9,200,000	—	—	$9,200,000	—	—	698	9,154
Rotech Healthcare Inc.[1,3,5]	543,172	—	—	543,172	—	4,639	—	5,182
Douglas Dynamics, Inc.	1,444,000	—	—	1,444,000	—	7,364	1,025	46,064
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[3,4]	29,937	—	—	29,937	—	(3,892)	—	9,730
CEVA Group PLC[1,3,4]	35,229	—	—	35,229	—	(4,227)	—	7,574
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 2021[9,10,11]	$6,924,359	—	$3,359,729	$3,564,630	(556)	686	197	3,140
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[3,4]	13,633	—	—	13,633	—	(1,500)	—	3,067
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 2021[9,10,11]	$5,020,161	—	$2,435,804	$2,584,357	(391)	485	144	2,276
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[9,10,11]	$4,870,074	—	$2,343,596	$2,526,478	(392)	479	95	2,225
CEVA Group PLC 7.00% 2021[6]	$2,250,000	—	—	$2,250,000	—	129	118	2,025
CEVA Group PLC 9.00% 2021[6]	$1,050,000	—	—	$1,050,000	—	(21)	71	809
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 2021[9,10,11]	$865,544	—	$419,965	$445,579	(70)	86	24	392
NII Holdings, Inc.[1]	7,694,703	—	2,500,614	5,194,089	(33,434)	21,725	—	4,481
R.R. Donnelley & Sons Co.[14]	13,345,400	1,514,721	11,689,709	3,170,412	(48,458)	9,719	4,433	—
R.R. Donnelley & Sons Co. 6.50% 2023[14]	$14,280,000	$3,000,000	—	$17,280,000	—	(170)	789	—
R.R. Donnelley & Sons Co. 7.00% 2022[14]	$19,500,000	—	$19,160,000	$340,000	1,431	(371)	269	—
R.R. Donnelley & Sons Co. 7.25% 2018[14]	2,000,000	—	2,000,000	—	222	(165)	20	—
R.R. Donnelley & Sons Co. 7.625% 2020[14]	$3,700,000	—	$1,650,000	$2,050,000	114	(50)	195	—
The Income Fund of America — Page 38 of 42

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 4/30/2017 (000)
R.R. Donnelley & Sons Co. 7.875% 2021[14]	$23,445,000	—	—	$23,445,000	$—	$52	$1,215	$—
R.R. Donnelley & Sons Co. 8.25% 2019[14]	$2,475,000	—	$2,475,000	—	353	(191)	30	—
					$(81,056)	$206,747	$97,085	$3,814,702
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $179,087,000, which represented .17% of the net assets of the fund.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,747,541,000, which represented 6.41% of the net assets of the fund.
[7]	Purchased on a TBA basis.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $512,458,000, which represented .49% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Coupon rate may change periodically.
[12]	A portion of this security was pledged as collateral. The total value of pledged collateral was $34,890,000, which represented .03% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Unaffiliated issuer at 4/30/2017.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$103,250	$104,062.10%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%	4/3/2013	29,938	9,730.01
CEVA Group PLC	5/2/2013	34,036	7,574.01
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%	5/2/2013	13,172	3,067	_
Total private placement securities		$ 180,396	$ 124,433	0.12%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Income Fund of America — Page 39 of 42

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Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $965,866,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The Income Fund of America — Page 40 of 42

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2017 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$11,217,549	$7,574	$2	$11,225,125
Information technology	9,196,714	—	29,704	9,226,418
Consumer staples	8,756,285	—	—	8,756,285
Financials	8,183,155	—	—	8,183,155
Energy	7,179,664	6,452	24,688	7,210,804
Health care	6,137,207	—	5,182	6,142,389
Consumer discretionary	6,020,606	—	7	6,020,613
Materials	4,924,122	—	—	4,924,122
Real estate	4,109,917	—	—	4,109,917
Telecommunication services	3,466,355	—	—	3,466,355
Utilities	2,380,280	—	—	2,380,280
Miscellaneous	4,876,986	—	5,535	4,882,521
Preferred securities	377,979	—	—	377,979
Rights & warrants	—	668	—	668
Convertible stocks	633,164	12,797	24,230	670,191
Convertible bonds	—	828,010	—	828,010
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,571,255	62,248	14,633,503
U.S. Treasury bonds & notes	—	5,375,397	—	5,375,397
Mortgage-backed obligations	—	1,737,945	—	1,737,945
Asset-backed obligations	—	415,710	—	415,710
Federal agency bonds & notes	—	59,934	—	59,934
Bonds & notes of governments & government agencies outside the U.S.	—	58,539	—	58,539
Municipals	—	41,332	—	41,332
Short-term securities	—	4,431,707	—	4,431,707
Total	$77,459,983	$27,547,320	$151,596	$105,158,899

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$403	$—	$403
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(30,720)	—	(30,720)
Total	$—	$(30,317)	$—	$(30,317)
*	Forward currency contracts are not included in the investment portfolio.
The Income Fund of America — Page 41 of 42

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,341,970
Gross unrealized depreciation on investment securities	(1,625,134)
Net unrealized appreciation on investment securities	19,716,836
Cost of investment securities	85,442,063

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
Dev. = Development
Econ. = Economic
Facs. = Facilities
FDR = Fiduciary Depositary Receipts
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-006-0617O-S54150	The Income Fund of America — Page 42 of 42

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By /s/ Hilda L. Applbaum______________
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: June 28, 2017

By /s/ Brian C. Janssen__________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: June 28, 2017